UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	06-30-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Mid Cap Value Fund

June 30, 2009

Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.9%

AEROSPACE & DEFENSE ― 0.8%
DigitalGlobe, Inc.(1)	56,988	$ 1,094,170
Northrop Grumman Corp.	31,700	1,448,056
		2,542,226

AIRLINES ― 1.5%
Southwest Airlines Co.	734,803	4,945,224

BEVERAGES ― 1.0%
Coca-Cola Enterprises, Inc.	109,300	1,819,845
Pepsi Bottling Group, Inc.	43,700	1,478,808
		3,298,653

CAPITAL MARKETS ― 4.1%
AllianceBernstein Holding LP	96,600	1,940,694
Ameriprise Financial, Inc.	203,501	4,938,969
Invesco Ltd.	94,040	1,675,793
Legg Mason, Inc.	67,500	1,645,650
Northern Trust Corp.	61,000	3,274,480
		13,475,586

CHEMICALS ― 1.7%
International Flavors & Fragrances, Inc.	98,839	3,234,012
Minerals Technologies, Inc.	47,601	1,714,588
Olin Corp.	60,800	722,912
		5,671,512

COMMERCIAL BANKS ― 2.0%
Associated Banc-Corp.	126,600	1,582,500
Commerce Bancshares, Inc.	154,071	4,904,080
		6,486,580

COMMERCIAL SERVICES & SUPPLIES ― 6.6%
IESI-BFC Ltd.	357,088	4,160,075
IESI-BFC Ltd. (Toronto)	76,835	885,173
Pitney Bowes, Inc.	155,700	3,414,501
Republic Services, Inc.	239,198	5,838,823
Waste Connections, Inc.(1)	25,800	668,478
Waste Management, Inc.	229,244	6,455,511
		21,422,561

COMPUTERS & PERIPHERALS ― 1.4%
Diebold, Inc.	107,851	2,842,952
QLogic Corp.(1)	130,200	1,650,936
		4,493,888

CONSTRUCTION MATERIALS ― 0.3%
Vulcan Materials Co.	21,087	908,850

CONTAINERS & PACKAGING ― 1.0%
Bemis Co., Inc.	122,184	3,079,037

DISTRIBUTORS ― 1.6%
Genuine Parts Co.	152,494	5,117,699

DIVERSIFIED ― 1.0%
iShares Russell Midcap Value Index Fund	112,100	3,246,416

Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

DIVERSIFIED FINANCIAL SERVICES ― 0.6%
McGraw-Hill Cos., Inc. (The)	64,400	$ 1,939,084

DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.6%
BCE, Inc.	44,627	920,817
Embarq Corp.	56,900	2,393,214
Iowa Telecommunications Services, Inc.	147,633	1,846,889
		5,160,920

ELECTRIC UTILITIES ― 6.7%
American Electric Power Co., Inc.	95,755	2,766,362
Great Plains Energy, Inc.	61,059	949,467
IDACORP, Inc.	282,568	7,386,328
Northeast Utilities	77,283	1,724,184
Portland General Electric Co.	203,736	3,968,777
Westar Energy, Inc.	268,041	5,031,130
		21,826,248

ELECTRICAL EQUIPMENT ― 0.8%
Hubbell, Inc., Class B	82,200	2,635,332

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.4%
AVX Corp.	218,201	2,166,736
Littelfuse, Inc.(1)	86,191	1,720,372
Molex, Inc.	257,184	3,999,211
		7,886,319

ENERGY EQUIPMENT & SERVICES ― 1.0%
Cameron International Corp.(1)	117,700	3,330,910

FOOD & STAPLES RETAILING ― 1.1%
Costco Wholesale Corp.	81,600	3,729,120

FOOD PRODUCTS ― 6.5%
Campbell Soup Co.	219,600	6,460,632
ConAgra Foods, Inc.	256,190	4,882,981
General Mills, Inc.	30,500	1,708,610
H.J. Heinz Co.	144,900	5,172,930
Hershey Co. (The)	26,777	963,972
Kellogg Co.	39,900	1,858,143
		21,047,268

GAS UTILITIES ― 3.5%
AGL Resources, Inc.	92,300	2,935,140
Southwest Gas Corp.	370,003	8,217,767
WGL Holdings, Inc.	10,115	323,882
		11,476,789

HEALTH CARE EQUIPMENT & SUPPLIES ― 4.6%
Beckman Coulter, Inc.	100,456	5,740,056
Boston Scientific Corp.(1)	88,700	899,418
Covidien plc	27,000	1,010,880
STERIS Corp.	33,800	881,504
Symmetry Medical, Inc.(1)	301,741	2,812,226
Zimmer Holdings, Inc.(1)	85,400	3,638,040
		14,982,124

HEALTH CARE PROVIDERS & SERVICES ― 2.2%
Cardinal Health, Inc.	83,600	2,553,980
LifePoint Hospitals, Inc.(1)	41,600	1,092,000

Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Patterson Cos., Inc.(1)	111,600	$ 2,421,720
Universal Health Services, Inc., Class B	18,937	925,072
		6,992,772

HEALTH CARE TECHNOLOGY ― 0.8%
IMS Health, Inc.	198,300	2,518,410

HOTELS, RESTAURANTS & LEISURE ― 2.6%
International Speedway Corp., Class A	201,807	5,168,277
Speedway Motorsports, Inc.	240,214	3,305,345
		8,473,622

HOUSEHOLD DURABLES ― 1.2%
Fortune Brands, Inc.	97,900	3,401,046
Whirlpool Corp.	9,800	417,088
		3,818,134

HOUSEHOLD PRODUCTS ― 3.7%
Clorox Co.	16,800	937,944
Kimberly-Clark Corp.	211,523	11,090,151
		12,028,095

INSURANCE ― 9.6%
Aon Corp.	230,200	8,717,674
Chubb Corp.	143,800	5,734,744
HCC Insurance Holdings, Inc.	73,132	1,755,899
Marsh & McLennan Cos., Inc.	539,637	10,862,893
Transatlantic Holdings, Inc.	28,349	1,228,362
Travelers Cos., Inc. (The)	73,400	3,012,336
		31,311,908

IT SERVICES ― 0.1%
Accenture Ltd., Class A	12,700	424,942

LEISURE EQUIPMENT & PRODUCTS ― 1.4%
Hasbro, Inc.	26,600	644,784
Mattel, Inc.	252,300	4,049,415
		4,694,199

MACHINERY ― 2.6%
Altra Holdings, Inc.(1)	573,596	4,296,234
Dover Corp.	42,700	1,412,943
Kaydon Corp.	85,800	2,793,648
		8,502,825

METALS & MINING ― 1.1%
Newmont Mining Corp.	84,638	3,459,155

MULTI-UTILITIES ― 4.6%
Wisconsin Energy Corp.	269,000	10,950,990
Xcel Energy, Inc.	222,459	4,095,470
		15,046,460

OIL, GAS & CONSUMABLE FUELS ― 4.3%
Apache Corp.	44,851	3,236,000
EOG Resources, Inc.	24,300	1,650,456
EQT Corp.	174,552	6,093,610
Noble Energy, Inc.	48,400	2,854,148
		13,834,214

PAPER & FOREST PRODUCTS ― 0.8%
MeadWestvaco Corp.	55,885	917,073

Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Weyerhaeuser Co.	54,036	$ 1,644,315
		2,561,388

PERSONAL PRODUCTS ― 0.6%
Estee Lauder Cos., Inc. (The), Class A	63,000	2,058,210

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 3.9%
Annaly Capital Management, Inc.	20,600	311,884
Boston Properties, Inc.	67,999	3,243,552
Cypress Sharpridge Investments, Inc.(1)	31,762	377,968
Government Properties Income Trust(1)	175,896	3,611,145
Host Hotels & Resorts, Inc.	283,276	2,376,685
Public Storage	30,500	1,997,140
Rayonier, Inc.	18,365	667,568
		12,585,942

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.9%
Applied Materials, Inc.	206,600	2,266,402
KLA-Tencor Corp.	73,500	1,855,875
Teradyne, Inc.(1)	290,300	1,991,458
		6,113,735

SOFTWARE ― 0.5%
Synopsys, Inc.(1)	83,158	1,622,413

SPECIALTY RETAIL ― 2.4%
Lowe's Cos., Inc.	266,200	5,166,942
PetSmart, Inc.	129,800	2,785,508
		7,952,450

THRIFTS & MORTGAGE FINANCE ― 2.8%
People's United Financial, Inc.	475,889	7,157,371
Washington Federal, Inc.	144,170	1,874,210
		9,031,581
TOTAL COMMON STOCKS
(Cost $312,182,786)		321,732,801
TEMPORARY CASH INVESTMENTS — 1.6%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	232,656	232,656

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 5/15/39, valued at $5,119,220), in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $5,000,000)		5,000,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,232,656)		5,232,656

TOTAL INVESTMENT SECURITIES — 100.5%
(Cost $317,415,442)		326,965,457
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,543,238)
TOTAL NET ASSETS — 100.0%		$325,422,219

Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
5,679,106	CAD for USD	7/31/09	$4,882,928	$48,521
(Value on Settlement Date $4,931,449)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 319,926,811	$ 1,805,990	–
Temporary Cash Investments	232,656	5,000,000	–
Total Value of Investment Securities	$ 320,159,467	$ 6,805,990	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ 48,521	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 48,521	–

Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 352,912,900
Gross tax appreciation of investments	$ 70,693
Gross tax depreciation of investments	(26,018,136)
Net tax appreciation (depreciation) of investments	$ (25,947,443)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Small Cap Value Fund

June 30, 2009

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS ― 92.8%

AEROSPACE & DEFENSE ― 1.7%
AeroVironment, Inc.(1)	55,000	$ 1,697,300
Ceradyne, Inc.(1)	95,000	1,677,700
Curtiss-Wright Corp.	135,000	4,013,550
Esterline Technologies Corp.(1)	105,000	2,842,350
Moog, Inc., Class A(1)	135,000	3,484,350
Orbital Sciences Corp.(1)	115,000	1,744,550
Triumph Group, Inc.	105,000	4,200,000
		19,659,800

AIR FREIGHT & LOGISTICS ― 0.5%
Hub Group, Inc., Class A(1)	125,000	2,580,000
UTi Worldwide, Inc.(1)	300,000	3,420,000
		6,000,000

AIRLINES ― 0.5%
Alaska Air Group, Inc.(1)	105,000	1,917,300
JetBlue Airways Corp.(1)	545,000	2,327,150
SkyWest, Inc.	185,000	1,887,000
		6,131,450

AUTO COMPONENTS ― 0.4%
Autoliv, Inc.	100,000	2,877,000
Cooper Tire & Rubber Co.	190,000	1,884,800
		4,761,800

BEVERAGES ― 0.4%
Boston Beer Co., Inc., Class A(1)	150,000	4,438,500

BIOTECHNOLOGY ― 0.1%
Martek Biosciences Corp.(1)	80,000	1,692,000

BUILDING PRODUCTS ― 0.7%
Griffon Corp.(1)	265,000	2,204,800
Simpson Manufacturing Co., Inc.	290,000	6,269,800
		8,474,600

CAPITAL MARKETS ― 3.7%
Apollo Investment Corp.	440,000	2,640,000
Ares Capital Corp.	910,000	7,334,600
Calamos Asset Management, Inc., Class A	235,000	3,315,850
Cowen Group, Inc.(1)	160,000	1,336,000
GLG Partners, Inc.	420,000	1,717,800
HFF, Inc., Class A(1)	466,242	1,818,344
Investment Technology Group, Inc.(1)	115,000	2,344,850
MCG Capital Corp.(1)	1,425,000	3,462,750
MVC Capital, Inc.	70,000	592,200
optionsXpress Holdings, Inc.	110,000	1,708,300
Patriot Capital Funding, Inc.	615,000	1,051,650
PennantPark Investment Corp.	445,000	3,159,500
Prospect Capital Corp.	180,000	1,656,000
Pzena Investment Management, Inc., Class A	241,405	1,829,850
TradeStation Group, Inc.(1)	495,000	4,187,700
Waddell & Reed Financial, Inc., Class A	150,000	3,955,500
		42,110,894

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

CHEMICALS ― 2.4%
A. Schulman, Inc.	180,000	$ 2,719,800
Arch Chemicals, Inc.	160,000	3,934,400
Cytec Industries, Inc.	290,000	5,399,800
H.B. Fuller Co.	185,000	3,472,450
Innophos Holdings, Inc.	135,000	2,280,150
Minerals Technologies, Inc.	90,000	3,241,800
Olin Corp.	350,000	4,161,500
OM Group, Inc.(1)	90,000	2,611,800
		27,821,700

COMMERCIAL BANKS ― 5.9%
American National Bankshares, Inc.	115,000	2,217,200
Associated Banc-Corp.	215,000	2,687,500
Boston Private Financial Holdings, Inc.	365,000	1,635,200
Central Pacific Financial Corp.	315,000	1,181,250
CVB Financial Corp.	280,000	1,671,600
East West Bancorp, Inc.	200,000	1,298,000
First Citizens BancShares, Inc., Class A	30,000	4,009,500
First Midwest Bancorp., Inc.	175,000	1,279,250
FirstMerit Corp.	130,000	2,207,400
FNB Corp.	315,000	1,949,850
Fulton Financial Corp.	1,310,000	6,825,100
Hampton Roads Bankshares, Inc.	280,000	2,310,000
Heritage Financial Corp.	200,000	2,312,000
IBERIABANK Corp.	70,000	2,758,700
KeyCorp	1,400,000	7,336,000
Marshall & Ilsley Corp.	390,000	1,872,000
National Bankshares, Inc.	90,000	2,160,000
Old National Bancorp.	210,000	2,062,200
Pacific Capital Bancorp NA	162,544	347,844
South Financial Group, Inc. (The)	1,125,000	1,338,750
Sterling Bancshares, Inc.	455,000	2,880,150
Susquehanna Bancshares, Inc.	250,000	1,222,500
Synovus Financial Corp.	450,000	1,345,500
TCF Financial Corp.	170,000	2,272,900
UCBH Holdings, Inc.	66,872	84,259
United Bankshares, Inc.	70,000	1,367,800
Washington Banking Co.	267,904	2,523,656
Webster Financial Corp.	215,000	1,730,750
Whitney Holding Corp.	155,000	1,419,800
Wilmington Trust Corp.	130,000	1,775,800
Zions Bancorp.	120,000	1,387,200
		67,469,659

COMMERCIAL SERVICES & SUPPLIES ― 2.9%
ABM Industries, Inc.	130,000	2,349,100
American Ecology Corp.	350,000	6,272,000
ATC Technology Corp.(1)	165,000	2,392,500
Brink's Co. (The)	160,000	4,644,800
Comfort Systems USA, Inc.	395,000	4,048,750
Consolidated Graphics, Inc.(1)	95,000	1,654,900
G&K Services, Inc., Class A	50,000	1,057,500
IESI-BFC Ltd.	690,000	8,038,500

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

SYKES Enterprises, Inc.(1)	130,000	$ 2,351,700
		32,809,750

COMMUNICATIONS EQUIPMENT ― 1.4%
3Com Corp.(1)	350,000	1,648,500
ADTRAN, Inc.	80,000	1,717,600
Avocent Corp.(1)	125,000	1,745,000
Bel Fuse, Inc., Class B	155,000	2,486,200
Black Box Corp.	50,000	1,673,500
Emulex Corp.(1)	200,000	1,956,000
Opnext, Inc.(1)	925,000	1,979,500
Plantronics, Inc.	135,000	2,552,850
		15,759,150

COMPUTERS & PERIPHERALS ― 0.8%
Electronics for Imaging, Inc.(1)	360,000	3,837,600
Lexmark International, Inc., Class A(1)	115,000	1,822,750
NCR Corp.(1)	235,000	2,780,050
Silicon Graphics International Corp.(1)	165,000	749,100
		9,189,500

CONSTRUCTION & ENGINEERING ― 1.7%
EMCOR Group, Inc.(1)	405,000	8,148,600
Granite Construction, Inc.	115,000	3,827,200
KBR, Inc.	185,000	3,411,400
KHD Humboldt Wedag International Ltd.(1)	480,000	4,003,200
		19,390,400

CONSTRUCTION MATERIALS ― 0.2%
Texas Industries, Inc.	55,000	1,724,800

CONTAINERS & PACKAGING ― 0.6%
Bemis Co., Inc.	115,000	2,898,000
Sonoco Products Co.	190,000	4,550,500
		7,448,500

DISTRIBUTORS ― 0.2%
Core-Mark Holding Co., Inc.(1)	110,000	2,866,600

DIVERSIFIED ― 4.3%
Highland Credit Strategies Fund	115,000	564,650
iShares Russell 2000 Index Fund	520,000	26,499,200
iShares Russell 2000 Value Index Fund	490,000	22,799,700
		49,863,550

DIVERSIFIED CONSUMER SERVICES ― 0.4%
Lincoln Educational Services Corp.(1)	230,000	4,813,900

DIVERSIFIED TELECOMMUNICATION SERVICES ― 0.5%
Atlantic Tele-Network, Inc.	45,000	1,768,050
D&E Communications, Inc.	165,000	1,687,950
Iowa Telecommunications Services, Inc.	145,000	1,813,950
		5,269,950

ELECTRIC UTILITIES ― 2.6%
Central Vermont Public Service Corp.	95,000	1,719,500
Cleco Corp.	80,000	1,793,600
Empire District Electric Co. (The)	275,000	4,543,000
Great Plains Energy, Inc.	480,000	7,464,000
MGE Energy, Inc.	50,000	1,677,500

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Portland General Electric Co.	270,000	$ 5,259,600
Unitil Corp.	135,000	2,783,700
Westar Energy, Inc.	255,000	4,786,350
		30,027,250

ELECTRICAL EQUIPMENT ― 1.9%
Acuity Brands, Inc.	60,000	1,683,000
Belden, Inc.	165,000	2,755,500
Brady Corp., Class A	110,000	2,763,200
Encore Wire Corp.	135,000	2,882,250
General Cable Corp.(1)	45,000	1,691,100
Hubbell, Inc., Class B	65,000	2,083,900
LSI Industries, Inc.	691,621	3,769,334
Regal-Beloit Corp.	55,000	2,184,600
Thomas & Betts Corp.(1)	70,000	2,020,200
		21,833,084

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 3.1%
Anixter International, Inc.(1)	55,000	2,067,450
Benchmark Electronics, Inc.(1)	265,000	3,816,000
Coherent, Inc.(1)	85,000	1,757,800
Electro Scientific Industries, Inc.(1)	385,000	4,304,300
IPG Photonics Corp.(1)	165,000	1,810,050
Littelfuse, Inc.(1)	85,000	1,696,600
Molex, Inc.	185,000	2,876,750
Park Electrochemical Corp.	105,000	2,260,650
PC Connection, Inc.(1)	425,000	2,231,250
Rogers Corp.(1)	345,000	6,979,350
Tech Data Corp.(1)	45,000	1,471,950
TTM Technologies, Inc.(1)	190,000	1,512,400
Vishay Intertechnology, Inc.(1)	350,000	2,376,500
		35,161,050

ENERGY EQUIPMENT & SERVICES ― 1.4%
Bristow Group, Inc.(1)	55,000	1,629,650
Global Industries Ltd.(1)	300,000	1,698,000
Helix Energy Solutions Group, Inc.(1)	285,000	3,097,950
Key Energy Services, Inc.(1)	380,000	2,188,800
Lufkin Industries, Inc.	34,955	1,469,858
North American Energy Partners, Inc.(1)	288,505	1,756,995
Unit Corp.(1)	160,000	4,411,200
		16,252,453

FOOD & STAPLES RETAILING ― 0.8%
BJ's Wholesale Club, Inc.(1)	45,000	1,450,350
Casey's General Stores, Inc.	85,000	2,183,650
Weis Markets, Inc.	150,000	5,028,000
		8,662,000

FOOD PRODUCTS ― 0.9%
B&G Foods, Inc., Class A	275,000	2,312,750
Corn Products International, Inc.	70,000	1,875,300
Farmer Bros. Co.	70,000	1,601,600
J&J Snack Foods Corp.	40,000	1,436,000
Ralcorp Holdings, Inc.(1)	50,000	3,046,000
		10,271,650

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

GAS UTILITIES ― 1.3%
AGL Resources, Inc.	95,000	$ 3,021,000
Atmos Energy Corp.	115,000	2,879,600
Nicor, Inc.	115,000	3,981,300
Southwest Gas Corp.	105,000	2,332,050
WGL Holdings, Inc.	90,000	2,881,800
		15,095,750

HEALTH CARE EQUIPMENT & SUPPLIES ― 3.0%
Analogic Corp.	100,000	3,695,000
Cutera, Inc.(1)(2)	639,983	5,516,653
STERIS Corp.	60,000	1,564,800
Utah Medical Products, Inc.(2)	190,000	5,074,900
Young Innovations, Inc.(2)	705,000	15,361,950
Zoll Medical Corp.(1)	180,000	3,481,200
		34,694,503

HEALTH CARE PROVIDERS & SERVICES ― 2.2%
AMERIGROUP Corp.(1)	80,000	2,148,000
Amsurg Corp.(1)	165,000	3,537,600
Assisted Living Concepts, Inc., Class A(1)	125,000	1,818,750
Kindred Healthcare, Inc.(1)	140,000	1,731,800
LifePoint Hospitals, Inc.(1)	65,000	1,706,250
Magellan Health Services, Inc.(1)	235,000	7,712,700
National Healthcare Corp.	100,000	3,794,000
U.S. Physical Therapy, Inc.(1)	230,000	3,392,500
		25,841,600

HOTELS, RESTAURANTS & LEISURE ― 1.4%
Bally Technologies, Inc.(1)	115,000	3,440,800
Bob Evans Farms, Inc.	90,000	2,586,600
Chipotle Mexican Grill, Inc., Class B(1)	30,000	2,093,700
Jack in the Box, Inc.(1)	95,000	2,132,750
Red Robin Gourmet Burgers, Inc.(1)	260,000	4,875,000
WMS Industries, Inc.(1)	45,000	1,417,950
		16,546,800

HOUSEHOLD DURABLES ― 0.9%
American Greetings Corp., Class A	80,000	934,400
CSS Industries, Inc	73,275	1,493,345
Helen of Troy Ltd.(1)	95,000	1,595,050
Jarden Corp.(1)	75,000	1,406,250
M.D.C. Holdings, Inc.	60,000	1,806,600
M/I Homes, Inc.(1)	165,000	1,615,350
Tupperware Brands Corp.	60,000	1,561,200
		10,412,195

HOUSEHOLD PRODUCTS ― 0.3%
WD-40 Co.	120,000	3,480,000

INSURANCE ― 6.1%
American Equity Investment Life Holding Co.	360,000	2,008,800
Aspen Insurance Holdings Ltd.	70,000	1,563,800
Assured Guaranty Ltd.	250,000	3,095,000
Baldwin & Lyons, Inc., Class B	260,000	5,122,000
Delphi Financial Group, Inc., Class A	115,000	2,234,450
Erie Indemnity Co., Class A	260,000	9,297,600

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Hanover Insurance Group, Inc. (The)	125,000	$ 4,763,750
HCC Insurance Holdings, Inc.	475,000	11,404,750
IPC Holdings Ltd.	100,000	2,734,000
Max Capital Group Ltd.	225,000	4,153,500
Mercer Insurance Group, Inc.(2)	300,000	4,770,000
OneBeacon Insurance Group Ltd., Class A	28,905	337,899
PartnerRe Ltd.	55,000	3,572,250
Platinum Underwriters Holdings Ltd.	180,000	5,146,200
ProAssurance Corp.(1)	80,000	3,696,800
United Fire & Casualty Co.	105,000	1,800,750
Unitrin, Inc.	160,000	1,923,200
Zenith National Insurance Corp.	135,000	2,934,900
		70,559,649

INTERNET SOFTWARE & SERVICES ― 0.6%
IAC/InterActiveCorp(1)	175,000	2,808,750
LogMeIn, Inc.(1)	50,204	803,264
RealNetworks, Inc.(1)	975,000	2,915,250
		6,527,264

IT SERVICES ― 1.7%
CACI International, Inc., Class A(1)	75,000	3,203,250
Cass Information Systems, Inc.	65,000	2,128,100
Euronet Worldwide, Inc.(1)	85,000	1,648,150
Heartland Payment Systems, Inc.	195,000	1,866,150
MAXIMUS, Inc.	40,000	1,650,000
NeuStar, Inc., Class A(1)	105,000	2,326,800
Perot Systems Corp., Class A(1)	245,000	3,510,850
Total System Services, Inc.	210,000	2,811,900
		19,145,200

LEISURE EQUIPMENT & PRODUCTS ― 0.6%
Callaway Golf Co.	290,000	1,470,300
JAKKS Pacific, Inc.(1)	125,000	1,603,750
RC2 Corp.(1)	90,000	1,190,700
Sport Supply Group, Inc.	305,000	2,619,950
		6,884,700

LIFE SCIENCES TOOLS & SERVICES ― 0.5%
Bio-Rad Laboratories, Inc., Class A(1)	30,000	2,264,400
Pharmaceutical Product Development, Inc.	170,000	3,947,400
		6,211,800

MACHINERY ― 3.9%
Actuant Corp., Class A	320,000	3,904,000
Barnes Group, Inc.	335,000	3,983,150
Dynamic Materials Corp.	90,000	1,735,200
FreightCar America, Inc.	140,000	2,353,400
IDEX Corp.	130,000	3,194,100
Kadant, Inc.(1)	130,000	1,467,700
Kaydon Corp.	75,000	2,442,000
Kennametal, Inc.	250,000	4,795,000
Lincoln Electric Holdings, Inc.	125,000	4,505,000
Mueller Industries, Inc.	360,000	7,488,000
Mueller Water Products, Inc., Class A	450,000	1,683,000
RBC Bearings, Inc.(1)	90,000	1,840,500
Robbins & Myers, Inc.	135,000	2,598,750

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Tecumseh Products Co., Class A(1)	105,000	$ 1,019,550
Wabtec Corp.	55,000	1,769,350
		44,778,700

MARINE ― 0.5%
Diana Shipping, Inc.	250,000	3,330,000
Genco Shipping & Trading Ltd.	105,000	2,280,600
		5,610,600

MEDIA ― 0.3%
Journal Communications, Inc., Class A	975,000	1,023,750
Value Line, Inc.	80,000	2,629,600
		3,653,350

METALS & MINING ― 2.2%
Brush Engineered Materials, Inc.(1)	175,000	2,931,250
Carpenter Technology Corp.	140,000	2,913,400
Cliffs Natural Resources, Inc.	70,000	1,712,900
Commercial Metals Co.	155,000	2,484,650
Haynes International, Inc.(1)	190,000	4,503,000
IAMGOLD Corp.	160,000	1,619,200
Kaiser Aluminum Corp.	50,000	1,795,500
Mesabi Trust	225,000	2,497,500
Royal Gold, Inc.	90,000	3,753,000
RTI International Metals, Inc.(1)	95,000	1,678,650
		25,889,050

MULTILINE RETAIL ― 0.1%
Fred's, Inc., Class A	110,000	1,386,000

MULTI-UTILITIES ― 0.8%
Avista Corp.	140,000	2,493,400
Black Hills Corp.	105,000	2,413,950
MDU Resources Group, Inc.	105,000	1,991,850
NorthWestern Corp.	80,000	1,820,800
		8,720,000

OFFICE ELECTRONICS ― 0.2%
Zebra Technologies Corp., Class A(1)	75,000	1,774,500

OIL, GAS & CONSUMABLE FUELS ― 3.7%
Alpha Natural Resources, Inc.(1)	65,000	1,707,550
Berry Petroleum Co., Class A	90,000	1,673,100
Bill Barrett Corp.(1)	65,000	1,784,900
Cimarex Energy Co.	100,000	2,834,000
DHT Maritime, Inc.	1,900,000	9,899,000
Frontier Oil Corp.	135,000	1,769,850
Goodrich Petroleum Corp.(1)	70,000	1,721,300
Mariner Energy, Inc.(1)	290,000	3,407,500
Nordic American Tanker Shipping	55,000	1,750,100
SandRidge Energy, Inc.(1)	210,000	1,789,200
St. Mary Land & Exploration Co.	145,000	3,026,150
W&T Offshore, Inc.	1,000,000	9,740,000
Whiting Petroleum Corp.(1)	50,000	1,758,000
		42,860,650

PAPER & FOREST PRODUCTS ― 0.3%
MeadWestvaco Corp.	105,000	1,723,050

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

P.H. Glatfelter Co.	165,000	$ 1,468,500
		3,191,550

PERSONAL PRODUCTS ― 0.6%
Alberto-Culver Co.	90,000	2,288,700
Inter Parfums, Inc.	275,000	2,018,500
Schiff Nutrition International, Inc.(1)	465,000	2,366,850
		6,674,050

PHARMACEUTICALS ― 1.0%
Endo Pharmaceuticals Holdings, Inc.(1)	200,000	3,584,000
Obagi Medical Products, Inc.(1)	235,000	1,713,150
Par Pharmaceutical Cos., Inc.(1)	120,000	1,818,000
Perrigo Co.	85,000	2,361,300
Sepracor, Inc.(1)	100,000	1,732,000
		11,208,450

PROFESSIONAL SERVICES ― 1.0%
CDI Corp.	225,000	2,508,750
Heidrick & Struggles International, Inc.	100,000	1,825,000
MPS Group, Inc.(1)	215,000	1,642,600
TrueBlue, Inc.(1)	415,000	3,486,000
Watson Wyatt Worldwide, Inc., Class A	40,000	1,501,200
		10,963,550

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 4.3%
BioMed Realty Trust, Inc.	160,000	1,636,800
Capstead Mortgage Corp.	185,000	2,351,350
Chimera Investment Corp.	740,000	2,582,600
Cypress Sharpridge Investments, Inc.(1)	116,057	1,381,078
DCT Industrial Trust, Inc.	640,000	2,611,200
Getty Realty Corp.	90,000	1,698,300
Hatteras Financial Corp.	80,000	2,287,200
Healthcare Realty Trust, Inc.	160,000	2,692,800
Highwoods Properties, Inc.	160,000	3,579,200
Inland Real Estate Corp.	250,000	1,750,000
Medical Properties Trust, Inc.	380,000	2,306,600
MFA Financial, Inc.	750,000	5,190,000
National Health Investors, Inc.	150,000	4,006,500
National Retail Properties, Inc.	100,000	1,735,000
Omega Healthcare Investors, Inc.	110,000	1,707,200
Realty Income Corp.	80,000	1,753,600
Redwood Trust, Inc.	110,000	1,623,600
Senior Housing Properties Trust	305,000	4,977,600
Sunstone Hotel Investors, Inc.	305,000	1,631,750
Washington Real Estate Investment Trust	80,000	1,789,600
		49,291,978

ROAD & RAIL ― 0.5%
Arkansas Best Corp.	75,000	1,976,250
Old Dominion Freight Line, Inc.(1)	50,000	1,678,500
Werner Enterprises, Inc.	120,000	2,174,400
		5,829,150

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.3%
Atheros Communications, Inc.(1)	120,000	2,308,800
Cohu, Inc.	185,000	1,661,300

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Cymer, Inc.(1)	60,000	$ 1,783,800
Intellon Corp.(1)	760,000	3,230,000
Intersil Corp., Class A	180,000	2,262,600
Mattson Technology, Inc.(1)	310,000	365,800
MKS Instruments, Inc.(1)	130,000	1,714,700
Rudolph Technologies, Inc.(1)	290,000	1,600,800
Varian Semiconductor Equipment Associates, Inc.(1)	190,000	4,558,100
Veeco Instruments, Inc.(1)	150,168	1,740,447
Verigy Ltd.(1)	295,000	3,590,150
Zoran Corp.(1)	145,000	1,580,500
		26,396,997

SOFTWARE ― 3.2%
Aspen Technology, Inc.(1)	355,130	3,029,259
Cadence Design Systems, Inc.(1)	290,000	1,711,000
Parametric Technology Corp.(1)	1,030,000	12,040,700
Sybase, Inc.(1)	250,000	7,835,000
Synopsys, Inc.(1)	80,000	1,560,800
THQ, Inc.(1)	600,000	4,296,000
TIBCO Software, Inc.(1)	400,000	2,868,000
Ulticom, Inc.	1,942,558	3,885,116
		37,225,875

SPECIALTY RETAIL ― 5.1%
Aaron's, Inc.	55,000	1,640,100
American Eagle Outfitters, Inc.	245,000	3,471,650
Barnes & Noble, Inc.	110,000	2,269,300
Bebe Stores, Inc.	270,000	1,857,600
Children's Place Retail Stores, Inc. (The)(1)	175,000	4,625,250
Christopher & Banks Corp.	610,000	4,093,100
Coldwater Creek, Inc.(1)	505,000	3,060,300
Dress Barn, Inc. (The)(1)	245,000	3,503,500
DSW, Inc., Class A(1)	300,000	2,955,000
Finish Line, Inc. (The), Class A	585,000	4,340,700
Foot Locker, Inc.	150,000	1,570,500
Genesco, Inc.(1)	180,000	3,378,600
Group 1 Automotive, Inc.	65,000	1,691,300
Hot Topic, Inc.(1)	235,000	1,717,850
Men's Wearhouse, Inc. (The)	120,000	2,301,600
PEP Boys-Manny Moe & Jack	280,000	2,839,200
RadioShack Corp.	315,000	4,397,400
Rent-A-Center, Inc.(1)	160,000	2,852,800
Stage Stores, Inc.	155,000	1,720,500
Wet Seal, Inc. (The), Class A(1)	1,315,000	4,037,050
		58,323,300

TEXTILES, APPAREL & LUXURY GOODS ― 1.7%
Columbia Sportswear Co.	55,000	1,700,600
Crocs, Inc.(1)	475,000	1,615,000
Deckers Outdoor Corp.(1)	55,000	3,864,850
Skechers U.S.A., Inc., Class A(1)	195,000	1,905,150
True Religion Apparel, Inc.(1)	105,000	2,341,500
Volcom, Inc.(1)	235,000	2,937,500
Weyco Group, Inc.	75,000	1,731,750

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Wolverine World Wide, Inc.	180,000	$ 3,970,800
		20,067,150

THRIFTS & MORTGAGE FINANCE ― 1.2%
Brookline Bancorp., Inc.	130,000	1,211,600
First Financial Northwest, Inc.	195,000	1,524,900
First Niagara Financial Group, Inc.	325,000	3,711,500
K-Fed Bancorp.	264,994	2,432,645
PMI Group, Inc. (The)	575,000	1,138,500
Provident Financial Services, Inc.	210,000	1,911,000
Washington Federal, Inc.	185,000	2,405,000
		14,335,145

TOBACCO ― 0.1%
Universal Corp.	45,000	1,489,950

TRADING COMPANIES & DISTRIBUTORS ― 1.0%
GATX Corp.	75,000	1,929,000
Kaman Corp.	230,000	3,841,000
Lawson Products, Inc.	140,000	1,989,400
WESCO International, Inc.(1)	130,000	3,255,200
		11,014,600

WATER UTILITIES ― 0.2%
Artesian Resources Corp., Class A	125,000	1,991,250
TOTAL COMMON STOCKS
(Cost $1,072,515,525)		1,067,979,296
CONVERTIBLE PREFERRED STOCKS ― 4.3%

COMMERCIAL BANKS ― 0.2%
Huntington Bancshares, Inc., Series A, 8.50%, 12/31/49	2,387	1,772,348
Midwest Banc Holdings, Inc., Series A, 7.75%, 12/31/49	180,000	772,200
		2,544,548

INSURANCE ― 2.7%
Aspen Insurance Holdings Ltd., Series AHL, 5.625%, 12/31/49	745,000	30,731,250

LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Callaway Golf Co., Series B, 7.50%, 6/15/12(3)	17,550	1,616,794

MEDIA ― 0.1%
LodgeNet Interactive Corp., 10.00%, 12/31/49(3)	1,669	1,694,035

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
Digital Realty Trust, Inc., Series D, 5.50%, 12/31/49	290,000	6,443,452
Entertainment Properties Trust, Series E, 9.00%, 12/31/49	125,000	1,950,000
Lexington Realty Trust, Series C, 6.50%, 12/31/49	70,000	1,400,000
		9,793,452

TOBACCO ― 0.3%
Universal Corp., 6.75%, 12/31/49	4,550	3,663,887
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $59,891,421)		50,043,966
PREFERRED STOCKS ― 1.3%

INSURANCE ― 0.3%
Odyssey Re Holdings Corp., Series A, 8.125%, 10/20/10	160,800	3,449,160

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.0%
National Retail Properties, Inc., Series C, 7.375%, 10/12/11	290,000	5,800,000

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

PS Business Parks, Inc., Series K, 7.95%, 6/30/09(1)	275,000	$ 5,665,000
		11,465,000
TOTAL PREFERRED STOCKS
(Cost $16,707,816)		14,914,160
TEMPORARY CASH INVESTMENTS ― 1.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	69,809	69,809
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%,5/15/39 valued at $14,743,352), in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $14,400,000)		14,400,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $14,469,809)		14,469,809

TOTAL INVESTMENT SECURITIES — 99.7%
(Cost $1,163,584,571)		1,147,407,231
OTHER ASSETS AND LIABILITIES — 0.3%		3,420,319
TOTAL NET ASSETS — 100.0%		$1,150,827,550

Notes to Schedule of Investments
MFA	-	Mortgage Finance Authority

(1)	Non-income producing.
(2)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(3)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $3,310,829, which represented 0.3% of total net assets.

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations
Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,067,979,296	–	–
Preferred Stocks	–	$64,958,126	–
Temporary Cash Investments	69,809	14,400,000	–
Total Value of Investment Securities	$1,068,049,105	$79,358,126	–

Small Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Affiliated Company Transactions

Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of the transactions for each underlying fund during the three months ended June 30, 2009 follows:

	June 30, 2009
Company	March 31, 2009 Share Balance	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received	Share Balance	Market Value
Cutera, Inc. (1)	655,000	$295,053	$ 793,395	$(338,261)	-	639,983	$ 5,516,653
DHT Maritime, Inc. (2)	2,318,922	1,352,316	6,597,851	(2,883,418)	$487,500	1,900,000	- (2)
Mercer Insurance Group, Inc.	275,000	372,838	-	-	22,125	300,000	4,770,000
Utah Medical Products, Inc.	180,000	330,315	145,147	(26,008)	43,700	190,000	5,074,900
Young Innovations, Inc.	725,000	22,353	592,438	(128,816)	29,060	705,000	15,361,950
		$2,372,875	$8,128,831	$(3,376,503)	$582,385		$30,723,503

(1) Non-income producing.
(2) Company was not an affiliate at June 30, 2009.

4. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,296,388,132
Gross tax appreciation of investments	$ 47,012,540
Gross tax depreciation of investments	(195,993,441)
Net tax appreciation (depreciation) of investments	$ (148,980,901)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Income Fund

June 30, 2009

Equity Income – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS ― 70.2%

AEROSPACE & DEFENSE ― 0.7%
Honeywell International, Inc.	670,600	$ 21,056,840
Northrop Grumman Corp.	296,227	13,531,649
		34,588,489

AIR FREIGHT & LOGISTICS ― 1.0%
United Parcel Service, Inc., Class B	939,221	46,951,658

AUTOMOBILES ― 0.1%
Honda Motor Co. Ltd.	142,800	3,910,027

CAPITAL MARKETS ― 3.6%
AllianceBernstein Holding LP	127,830	2,568,105
Ameriprise Financial, Inc.	1,690,645	41,031,954
Northern Trust Corp.	1,049,000	56,310,320
T. Rowe Price Group, Inc.	1,747,400	72,814,158
		172,724,537

COMMERCIAL BANKS ― 0.4%
Associated Banc-Corp.	1,561,500	19,518,750

COMMERCIAL SERVICES & SUPPLIES ― 1.9%
Pitney Bowes, Inc.	838,800	18,394,884
Waste Management, Inc.	2,576,345	72,549,875
		90,944,759

COMPUTERS & PERIPHERALS ― 0.3%
Diebold, Inc.	638,870	16,840,613

DISTRIBUTORS ― 0.9%
Genuine Parts Co.	1,269,100	42,590,996

DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.8%
AT&T, Inc.	8,542,700	212,200,668
BCE, Inc.	3,290,100	67,886,686
		280,087,354

ELECTRIC UTILITIES ― 2.9%
Northeast Utilities	1,399,300	31,218,383
Portland General Electric Co.	1,583,943	30,855,210
Southern Co. (The)	2,223,500	69,284,260
Westar Energy, Inc.	427,949	8,032,603
		139,390,456

ELECTRICAL EQUIPMENT ― 0.1%
Hubbell, Inc., Class B	215,000	6,892,900

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.6%
AVX Corp.	495,753	4,922,827
Molex, Inc., Class A	1,527,800	21,969,764
		26,892,591

FOOD & STAPLES RETAILING ― 2.0%
Wal-Mart Stores, Inc.	1,988,916	96,343,091

FOOD PRODUCTS ― 6.5%
Campbell Soup Co.	1,986,721	58,449,332
H.J. Heinz Co.	2,865,300	102,291,210
Hershey Co. (The)	1,415,800	50,968,800
Kraft Foods, Inc., Class A	1,450,920	36,766,313

Equity Income – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Unilever NV CVA	2,648,300	$ 63,913,316
		312,388,971

GAS UTILITIES ― 5.0%
AGL Resources, Inc.	3,418,500	108,708,300
Nicor, Inc.	1,152,900	39,913,398
Spectra Energy Partners LP	859,808	18,485,872
WGL Holdings, Inc.(1)	2,369,588	75,874,208
		242,981,778

HEALTH CARE PROVIDERS & SERVICES ― 0.4%
Cardinal Health, Inc.	686,000	20,957,300

HOUSEHOLD PRODUCTS ― 6.4%
Clorox Co.	1,733,800	96,798,054
Kimberly-Clark Corp.	4,080,300	213,930,129
		310,728,183

INSURANCE ― 6.2%
Allstate Corp. (The)	1,343,700	32,786,280
Chubb Corp.	1,880,100	74,978,388
Marsh & McLennan Cos., Inc.	8,022,357	161,490,047
Transatlantic Holdings, Inc.	710,504	30,786,138
		300,040,853

IT SERVICES ― 0.7%
Automatic Data Processing, Inc.	923,700	32,735,928

MULTI-UTILITIES ― 1.2%
Wisconsin Energy Corp.	1,382,600	56,285,646

OIL, GAS & CONSUMABLE FUELS ― 10.5%
Chevron Corp.	1,656,700	109,756,375
Exxon Mobil Corp.	3,430,329	239,814,300
Total SA	2,721,900	147,424,045
Valero Energy Corp.	793,800	13,407,282
		510,402,002

PHARMACEUTICALS ― 8.6%
Bristol-Myers Squibb Co.	4,995,200	101,452,512
Johnson & Johnson	1,904,035	108,149,188
Wyeth	4,567,200	207,305,208
		416,906,908

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
Plum Creek Timber Co., Inc.	162,500	4,839,250

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.3%
Applied Materials, Inc.	1,536,646	16,857,007

SPECIALTY RETAIL ― 2.2%
Lowe's Cos., Inc.	5,505,400	106,859,814

THRIFTS & MORTGAGE FINANCE ― 1.8%
People's United Financial, Inc.	5,806,700	87,332,768

TOTAL COMMON STOCKS
(Cost $3,270,116,980)		3,396,992,629

Equity Income – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Principal Amount	Value

CONVERTIBLE BONDS ― 24.9%

AUTO COMPONENTS ― 0.9%
BorgWarner, Inc., 3.50%, 4/15/12	$ 33,490,000	$ 42,322,988

COMMERCIAL BANKS ― 2.6%
US Bancorp, VRN, 0.00%, 9/11/09	131,965,000	125,201,794

COMMERCIAL SERVICES & SUPPLIES ― 3.8%
Allied Waste Industries, Inc., 4.25%, 4/15/34	105,227,000	102,596,325
Waste Connections, Inc., 3.75%, 4/1/26	77,430,000	79,559,325
		182,155,650

ENERGY EQUIPMENT & SERVICES ― 2.7%
Cameron International Corp., 2.50%, 6/15/26	82,324,000	93,952,265
Schlumberger Ltd., Series B, 2.125%, 6/1/23	26,102,000	38,728,842
		132,681,107

FOOD & STAPLES RETAILING ― 1.1%
Deutsche Bank AG (London), (convertible into Wal-Mart Stores, Inc.), 10.92%, 9/4/09(2)(3)	524,000	26,202,620
Goldman Sachs Group, Inc. (The), (convertible into Wal-Mart Stores, Inc.), 10.75%, 9/4/09(2)(3)	524,000	25,940,185
		52,142,805

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.3%
Beckman Coulter, Inc., 2.50%, 12/15/36	14,170,000	14,081,437

HEALTH CARE PROVIDERS & SERVICES ― 1.2%
Lincare Holdings, Inc., Series A, 2.75%, 11/1/37	68,149,000	56,989,601

INSURANCE ― 0.9%
Credit Suisse Securities LLC, (convertible into Marsh & McLennan Cos., Inc.), 16.25%, 8/26/09(2)(3)	1,358,700	26,358,780
Deutsche Bank AG (London), (convertible into Aon Corp.), 9.57%, 11/9/09(2)(3)	451,000	17,432,954
		43,791,734

IT SERVICES ― 0.6%
DST Systems, Inc., 3.63%, 8/15/23	34,401,000	31,089,904

LIFE SCIENCES TOOLS & SERVICES ― 0.1%
Life Technologies Corp., 2.00%, 8/1/23	4,482,000	5,675,333

METALS & MINING ― 1.3%
Newmont Mining Corp., 3.00%, 2/15/12	54,231,000	61,416,607

OIL, GAS & CONSUMABLE FUELS ― 1.3%
Peabody Energy Corp., 4.75%, 12/15/66	89,093,000	64,481,059

PAPER & FOREST PRODUCTS ― 0.8%
Rayonier TRS Holdings, Inc., 3.75%, 10/15/12	38,413,000	36,876,480

PHARMACEUTICALS ― 2.5%
Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	124,554,000	123,464,152

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 1.0%
Host Hotels & Resorts LP, 3.25%, 4/15/24(2)	47,732,000	46,359,705

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 3.8%
Intel Corp., 2.95%, 12/15/35	179,102,000	151,341,190
Linear Technology Corp., Series B, 3.125%, 5/1/27	34,470,000	33,608,250
		184,949,440
TOTAL CONVERTIBLE BONDS
(Cost $1,159,256,301)	1,203,679,796

Equity Income – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

CONVERTIBLE PREFERRED STOCKS ― 3.8%

DIVERSIFIED FINANCIAL SERVICES ― 3.0%
Bank of America Corp., 7.25%, 12/31/49	175,300	$ 146,556,059

ELECTRIC UTILITIES ― 0.3%
Great Plains Energy, Inc., 12.00%, 6/15/12	235,900	13,564,250

METALS & MINING ― 0.5%
Freeport-McMoRan Copper & Gold, Inc., 5.50%, 12/31/49	21,900	24,642,975
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $144,931,189)		184,763,284
PREFERRED STOCKS ― 0.3%

DIVERSIFIED FINANCIAL SERVICES ― 0.2%
JP Morgan Chase Capital X, 7.00%, 2/15/32	310,255	7,477,145

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.1%
Public Storage, 7.50%, 8/7/09	203,122	4,805,867
TOTAL PREFERRED STOCKS
(Cost $10,032,976)		12,283,012
TEMPORARY CASH INVESTMENTS ― 0.8%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	14,413	14,413

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $41,021,997), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $40,100,011)		40,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $40,114,413)		40,114,413

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $4,624,451,859)		4,837,833,134
OTHER ASSETS AND LIABILITIES(4)		1,955,834
TOTAL NET ASSETS — 100.0%		$4,839,788,968

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
50,958,245	CAD for USD	7/31/09	$ 43,814,194	$ 435,374
97,786,589	EUR for USD	7/31/09	137,179,916	399,948
238,083,300	JPY for USD	7/31/09	2,472,266	26,168
			$183,466,376	$ 861,490
(Value on Settlement Date $184,327,866)

Equity Income – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Affiliated Company: the fund's holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $142,294,244, which represented 2.9% of total net assets.

(3)	Equity-linked debt security. The aggregated value of these securities at the period end was $95,934,539, which represented 2.0% of total net assets.
(4)	Category is less than 0.05% of total net assets.

Equity Income – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$ 3,113,858,555	–	–
Foreign Common Stocks	–	$ 283,134,074	–
Convertible Bonds	–	1,203,679,796	–
Convertible Preferred Stocks	–	184,763,284	–
Preferred Stocks	–	12,283,012	–
Temporary Cash Investments	14,413	40,100,000	–
Total Value of Investment Securities	$ 3,113,872,968	$1,723,960,166	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$ 861,490	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$ 861,490	–

Equity Income – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2009 follows:

	June 30, 2009
Company	Share Balance 3/31/09	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
AGL Resources, Inc.(1)	3,573,500	$2,200,207	$ 8,294,960	$(969,882)	$1,534,694	3,418,500	(1)
WGL Holdings, Inc.	2,371,288	5,783,312	5,938,076	(20,280)	885,776	2,369,588	$75,874,208
		$7,983,519	$14,233,036	$(990,162)	$2,420,470		$75,874,208

(1) Company was not an affiliate at June 30, 2009.

4. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 4,849,203,208
Gross tax appreciation of investments	$ 136,362,068
Gross tax depreciation of investments	(147,732,142)
Net tax appreciation (depreciation) of investments	$ (11,370,074)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Value Fund

June 30, 2009

Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 96.8%

AEROSPACE & DEFENSE ― 0.8%
Honeywell International, Inc.	139,530	$ 4,381,242
Northrop Grumman Corp.	130,870	5,978,142
		10,359,384

AIR FREIGHT & LOGISTICS ― 0.9%
United Parcel Service, Inc., Class B	244,720	12,233,553

AIRLINES ― 0.5%
Southwest Airlines Co.	1,067,150	7,181,920

AUTOMOBILES ― 1.6%
Honda Motor Co. Ltd.	187,000	5,120,274
Toyota Motor Corp.	417,900	15,798,415
		20,918,689

BEVERAGES ― 0.9%
PepsiCo, Inc.	211,500	11,624,040

CAPITAL MARKETS ― 5.2%
AllianceBernstein Holding LP	638,880	12,835,099
Ameriprise Financial, Inc.	446,780	10,843,351
Bank of New York Mellon Corp. (The)	473,120	13,867,147
Goldman Sachs Group, Inc. (The)	49,310	7,270,266
Legg Mason, Inc.	325,720	7,941,054
Morgan Stanley	163,450	4,659,959
Northern Trust Corp.	148,460	7,969,333
State Street Corp.	68,800	3,247,360
		68,633,569

CHEMICALS ― 1.3%
Air Products & Chemicals, Inc.	26,080	1,684,507
E.I. du Pont de Nemours & Co.	331,610	8,495,848
International Flavors & Fragrances, Inc.	195,150	6,385,308
Minerals Technologies, Inc.	22,750	819,455
		17,385,118

COMMERCIAL BANKS ― 1.6%
Associated Banc-Corp.	373,570	4,669,625
Commerce Bancshares, Inc.	133,760	4,257,581
SunTrust Banks, Inc.	120,030	1,974,493
U.S. Bancorp.	571,890	10,248,269
		21,149,968

COMMERCIAL SERVICES & SUPPLIES ― 1.8%
Avery Dennison Corp.	168,300	4,321,944
Pitney Bowes, Inc.	280,060	6,141,716
Republic Services, Inc.	296,990	7,249,526
Waste Management, Inc.	245,210	6,905,113
		24,618,299

COMMUNICATIONS EQUIPMENT ― 0.4%
Cisco Systems, Inc.(1)	68,690	1,280,382
Nokia Oyj ADR	252,880	3,686,990
		4,967,372

COMPUTERS & PERIPHERALS ― 1.1%
Diebold, Inc.	453,820	11,962,695

Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

QLogic Corp.(1)	207,750	$ 2,634,270
		14,596,965

CONTAINERS & PACKAGING ― 1.3%
Bemis Co., Inc.	713,050	17,968,860

DISTRIBUTORS ― 1.3%
Genuine Parts Co.	507,090	17,017,940

DIVERSIFIED ― 0.1%
iShares Russell 3000 Value Index Fund	25,200	1,561,896

DIVERSIFIED FINANCIAL SERVICES ― 3.5%
JPMorgan Chase & Co.	1,028,400	35,078,724
McGraw-Hill Cos., Inc. (The)	387,760	11,675,454
		46,754,178

DIVERSIFIED TELECOMMUNICATION SERVICES ― 5.6%
AT&T, Inc.	2,171,630	53,943,289
BCE, Inc.	272,100	5,614,409
Verizon Communications, Inc.	475,850	14,622,871
		74,180,569

ELECTRIC UTILITIES ― 3.5%
American Electric Power Co., Inc.	136,190	3,934,529
IDACORP, Inc.	580,940	15,185,771
Southern Co. (The)	162,600	5,066,616
Westar Energy, Inc.	1,173,740	22,031,100
		46,218,016

ELECTRICAL EQUIPMENT ― 1.6%
Emerson Electric Co.	145,360	4,709,664
Hubbell, Inc., Class B	511,560	16,400,614
		21,110,278

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.1%
Molex, Inc.	1,101,950	17,135,323
Tyco Electronics Ltd.	558,660	10,385,489
		27,520,812

ENERGY EQUIPMENT & SERVICES ― 0.7%
Cameron International Corp.(1)	126,170	3,570,611
Schlumberger Ltd.	118,810	6,428,809
		9,999,420

FOOD & STAPLES RETAILING ― 0.6%
Costco Wholesale Corp.	92,870	4,244,159
Wal-Mart Stores, Inc.	78,500	3,802,540
		8,046,699

FOOD PRODUCTS ― 5.9%
Campbell Soup Co.	217,990	6,413,266
ConAgra Foods, Inc.	801,890	15,284,023
General Mills, Inc.	36,020	2,017,840
H.J. Heinz Co.	273,260	9,755,382
Kellogg Co.	71,300	3,320,441
Kraft Foods, Inc., Class A	1,152,340	29,200,296
Unilever NV CVA	510,760	12,326,536
		78,317,784

GAS UTILITIES ― 1.3%
Southwest Gas Corp.	324,390	7,204,702

Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

WGL Holdings, Inc.	306,780	$ 9,823,096
		17,027,798

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.9%
Beckman Coulter, Inc.	402,890	23,021,135
Boston Scientific Corp.(1)	534,810	5,422,973
Zimmer Holdings, Inc.(1)	252,810	10,769,706
		39,213,814

HEALTH CARE PROVIDERS & SERVICES ― 0.7%
Cardinal Health, Inc.	154,140	4,708,977
LifePoint Hospitals, Inc.(1)	199,860	5,246,325
		9,955,302

HOTELS, RESTAURANTS & LEISURE ― 1.7%
International Speedway Corp., Class A	532,930	13,648,337
Speedway Motorsports, Inc.	644,000	8,861,440
		22,509,777

HOUSEHOLD DURABLES ― 0.7%
Whirlpool Corp.	211,880	9,017,613

HOUSEHOLD PRODUCTS ― 3.7%
Kimberly-Clark Corp.	663,450	34,784,684
Procter & Gamble Co. (The)	291,250	14,882,875
		49,667,559

INDUSTRIAL CONGLOMERATES ― 3.6%
3M Co.	186,330	11,198,433
General Electric Co.	3,127,270	36,651,604
		47,850,037

INSURANCE ― 6.9%
Allstate Corp. (The)	315,040	7,686,976
Aon Corp.	83,860	3,175,778
Berkshire Hathaway, Inc., Class A(1)	270	24,300,000
Chubb Corp.	224,900	8,969,012
Marsh & McLennan Cos., Inc.	1,569,130	31,586,587
Transatlantic Holdings, Inc.	112,965	4,894,774
Travelers Cos., Inc. (The)	266,610	10,941,674
		91,554,801

IT SERVICES ― 0.4%
Accenture Ltd., Class A	140,170	4,690,088

LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Mattel, Inc.	121,340	1,947,507

MEDIA ― 0.5%
Walt Disney Co. (The)	298,220	6,957,473

METALS & MINING ― 0.3%
Newmont Mining Corp.	102,730	4,198,575

MULTILINE RETAIL ― 0.8%
Target Corp.	265,590	10,482,837

MULTI-UTILITIES ― 2.1%
Ameren Corp.	99,210	2,469,337
Wisconsin Energy Corp.	422,870	17,215,038
Xcel Energy, Inc.	462,940	8,522,725
		28,207,100

Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

OIL, GAS & CONSUMABLE FUELS ― 14.6%
Anadarko Petroleum Corp.	68,600	$ 3,113,754
Apache Corp.	278,930	20,124,799
BP plc ADR	327,740	15,626,643
Chevron Corp.	284,720	18,862,700
ConocoPhillips	82,290	3,461,117
Devon Energy Corp.	152,620	8,317,790
EOG Resources, Inc.	53,830	3,656,134
EQT Corp.	496,360	17,327,928
Exxon Mobil Corp.	1,058,610	74,007,425
Total SA	489,570	26,516,180
Valero Energy Corp.	186,745	3,154,123
		194,168,593

PAPER & FOREST PRODUCTS ― 0.4%
Weyerhaeuser Co.	187,770	5,713,841

PHARMACEUTICALS ― 8.8%
Bristol-Myers Squibb Co.	595,430	12,093,183
Eli Lilly & Co.	342,990	11,881,174
Johnson & Johnson	468,960	26,636,928
Merck & Co., Inc.	513,790	14,365,568
Pfizer, Inc.	2,117,160	31,757,400
Wyeth	448,860	20,373,756
		117,108,009

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.8%
Boston Properties, Inc.	110,420	5,267,034
Host Hotels & Resorts, Inc.	305,570	2,563,732
Public Storage	42,520	2,784,210
		10,614,976

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.5%
Applied Materials, Inc.	1,022,240	11,213,973
Intel Corp.	897,990	14,861,734
KLA-Tencor Corp.	160,580	4,054,645
Texas Instruments, Inc.	148,580	3,164,754
		33,295,106

SPECIALTY RETAIL ― 1.7%
Lowe's Cos., Inc.	1,199,200	23,276,472

TOTAL COMMON STOCKS
(Cost $1,464,445,347)		1,289,822,607
TEMPORARY CASH INVESTMENTS — 1.7%

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 5/15/39, value at $22,831,719) in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $22,300,001) (Cost $22,300,000)		22,300,000

TOTAL INVESTMENT SECURITIES — 98.5%
(Cost $1,486,745,347)		1,312,122,607
OTHER ASSETS AND LIABILITIES — 1.5%		19,940,633
TOTAL NET ASSETS — 100.0%		$1,332,063,240

Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
5,254,795	CAD for USD	7/31/09	$ 4,518,103	$ 44,896
24,528,386	EUR for USD	7/31/09	34,409,647	100,321
7,595,057	GBP for USD	7/31/09	12,495,388	9,266
1,324,118,250	JPY for USD	7/31/09	13,749,694	145,537
			$ 65,172,832	$ 300,020
(Value on Settlement Date $65,472,852)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing

Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$1,224,446,793	$65,375,814	–
Temporary Cash Investments	–	22,300,000	–
Total Value of Investment Securities	$1,224,446,793	$87,675,814	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$300,020	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$300,020	–

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 1,592,608,199
Gross tax appreciation of investments	$ 35,897,731
Gross tax depreciation of investments	(316,383,323)
Net tax appreciation (depreciation) of investments	$ (280,485,592)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Large Company Value Fund

June 30, 2009

Large Company Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 94.9%

AEROSPACE & DEFENSE ― 1.2%
Northrop Grumman Corp.	293,400	$ 13,402,512

BEVERAGES ― 2.1%
Coca-Cola Co. (The)	438,700	21,053,213
Pepsi Bottling Group, Inc.	90,300	3,055,752
		24,108,965

BIOTECHNOLOGY ― 1.2%
Amgen, Inc.(1)(2)	255,100	13,504,994

CAPITAL MARKETS ― 3.9%
Ameriprise Financial, Inc.	323,707	7,856,369
Bank of New York Mellon Corp. (The)	427,200	12,521,232
Goldman Sachs Group, Inc. (The)	102,200	15,068,368
Morgan Stanley	330,000	9,408,300
		44,854,269

CHEMICALS ― 2.0%
E.I. du Pont de Nemours & Co.	470,900	12,064,458
PPG Industries, Inc.	242,500	10,645,750
		22,710,208

COMMERCIAL BANKS ― 3.8%
PNC Financial Services Group, Inc.	126,400	4,905,584
U.S. Bancorp.	510,700	9,151,744
Wells Fargo & Co.	1,207,672	29,298,123
		43,355,451

COMMERCIAL SERVICES & SUPPLIES ― 1.8%
Avery Dennison Corp.	149,100	3,828,888
Pitney Bowes, Inc.	207,800	4,557,054
R.R. Donnelley & Sons Co.	456,600	5,305,692
Waste Management, Inc.	234,900	6,614,784
		20,306,418

COMMUNICATIONS EQUIPMENT ― 0.7%
Cisco Systems, Inc.(1)	449,600	8,380,544

COMPUTERS & PERIPHERALS ― 1.1%
Hewlett-Packard Co.	316,300	12,224,995

DIVERSIFIED CONSUMER SERVICES ― 0.6%
H&R Block, Inc.	406,600	7,005,718

DIVERSIFIED FINANCIAL SERVICES ― 5.7%
Bank of America Corp.	1,960,600	25,879,920
JPMorgan Chase & Co.	1,177,000	40,147,470
		66,027,390

DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.3%
AT&T, Inc.	1,751,300	43,502,292
Embarq Corp.	71,400	3,003,084
Verizon Communications, Inc.	840,500	25,828,565
		72,333,941

ELECTRIC UTILITIES ― 2.9%
Exelon Corp.	361,800	18,527,778

Large Company Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

PPL Corp.	466,700	$ 15,382,432
		33,910,210

ENERGY EQUIPMENT & SERVICES ― 0.8%
Diamond Offshore Drilling, Inc.	30,100	2,499,805
National Oilwell Varco, Inc.(1)	213,400	6,969,644
		9,469,449

FOOD & STAPLES RETAILING ― 3.5%
Kroger Co. (The)	408,400	9,005,220
SYSCO Corp.	250,600	5,633,488
Walgreen Co.	384,800	11,313,120
Wal-Mart Stores, Inc.	286,800	13,892,592
		39,844,420

FOOD PRODUCTS ― 0.9%
Unilever NV New York Shares	427,300	10,332,114

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.6%
Medtronic, Inc.	214,600	7,487,394

HEALTH CARE PROVIDERS & SERVICES ― 0.8%
Aetna, Inc.	105,100	2,632,755
Quest Diagnostics, Inc.	110,800	6,252,444
		8,885,199

HOTELS, RESTAURANTS & LEISURE ― 0.5%
Darden Restaurants, Inc.	72,000	2,374,560
Starbucks Corp.(1)	289,800	4,025,322
		6,399,882

HOUSEHOLD DURABLES ― 0.7%
Newell Rubbermaid, Inc.	771,300	8,029,233

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.6%
NRG Energy, Inc.(1)	291,600	7,569,936

INDUSTRIAL CONGLOMERATES ― 3.5%
General Electric Co.(2)	2,952,500	34,603,300
Tyco International Ltd.	231,100	6,003,978
		40,607,278

INSURANCE ― 3.8%
Allstate Corp. (The)	536,000	13,078,400
Chubb Corp.	130,900	5,220,292
Loews Corp.	192,789	5,282,418
Torchmark Corp.	197,800	7,326,512
Travelers Cos., Inc. (The)	300,400	12,328,416
		43,236,038

IT SERVICES ― 1.6%
Fiserv, Inc.(1)(2)	128,800	5,886,160
International Business Machines Corp.	118,500	12,373,770
		18,259,930

MACHINERY ― 2.6%
Dover Corp.	287,500	9,513,375
Ingersoll-Rand Co. Ltd., Class A	501,400	10,479,260
Parker-Hannifin Corp.	221,300	9,507,048
		29,499,683

MEDIA ― 3.9%
CBS Corp., Class B	942,600	6,522,792

Large Company Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Comcast Corp., Class A	653,200	$ 9,464,868
Time Warner Cable, Inc.	152,120	4,817,640
Time Warner, Inc.	546,600	13,768,854
Viacom, Inc., Class B(1)	438,600	9,956,220
		44,530,374

METALS & MINING ― 0.5%
Nucor Corp.	133,700	5,940,291

MULTILINE RETAIL ― 0.6%
Kohl's Corp.(1)(2)	152,200	6,506,550

MULTI-UTILITIES ― 0.4%
PG&E Corp.	120,700	4,639,708

OFFICE ELECTRONICS ― 0.3%
Xerox Corp.	543,400	3,521,232

OIL, GAS & CONSUMABLE FUELS ― 15.5%
Apache Corp.	120,400	8,686,860
Chevron Corp.	609,300	40,366,125
ConocoPhillips	751,700	31,616,502
Devon Energy Corp.	102,700	5,597,150
Exxon Mobil Corp.	839,100	58,661,481
Occidental Petroleum Corp.	50,700	3,336,567
Royal Dutch Shell plc ADR	583,400	29,280,846
		177,545,531

PAPER & FOREST PRODUCTS ― 0.3%
International Paper Co.	229,600	3,473,848

PHARMACEUTICALS ― 12.9%
Abbott Laboratories	226,100	10,635,744
Eli Lilly & Co.	420,000	14,548,800
Johnson & Johnson	659,600	37,465,280
Merck & Co., Inc.	707,300	19,776,108
Pfizer, Inc.	2,742,900	41,143,500
Wyeth	538,200	24,428,898
		147,998,330

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
Host Hotels & Resorts, Inc.	174,300	1,462,377
Simon Property Group, Inc.	99,372	5,110,702
		6,573,079

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.7%
Applied Materials, Inc.	230,500	2,528,585
Intel Corp.	344,500	5,701,475
		8,230,060

SOFTWARE ― 2.0%
Microsoft Corp.	560,500	13,323,085
Oracle Corp.(2)	446,000	9,553,320
		22,876,405

SPECIALTY RETAIL ― 2.3%
Best Buy Co., Inc.	84,000	2,813,160
Gap, Inc. (The)	368,500	6,043,400
Home Depot, Inc. (The)	452,200	10,685,486
Staples, Inc.	353,400	7,128,078
		26,670,124

Large Company Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
VF Corp.	85,500	$ 4,732,425

TOBACCO ― 1.3%
Altria Group, Inc.	441,900	7,242,741
Lorillard, Inc.	119,900	8,125,623
		15,368,364
TOTAL COMMON STOCKS
(Cost $1,241,038,726)		1,090,352,492
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 4.3%

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 5/15/39, valued at $18,156,848), in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $17,734,000)		17,734,000
Repurchase Agreement, Deutsche Bank Securities, Inc., (collateralized by various U.S. Treasury obligations, 4.875%, 7/31/11, valued at $31,828,854), in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $31,200,001)		31,200,000
TOTAL TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $48,934,000)		48,934,000
TEMPORARY CASH INVESTMENTS — 0.8%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	71,138	71,138

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 5/15/39, valued at $8,872,631), in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $8,666,000)(2)		8,666,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $8,737,138)		8,737,138

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $1,298,709,864)		1,148,023,630
OTHER ASSETS AND LIABILITIES(3)		372,028
TOTAL NET ASSETS — 100.0%		$1,148,395,658

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,069	S&P 500 E-Mini Futures	September 2009	$48,933,475	$(1,129,449)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $48,934,000.
(3)	Category is less than 0.05% of total net assets.

Large Company Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:
	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 1,090,352,492	–	–
Temporary Cash Investments	71,138	$57,600,000	–
Total Value of Investment Securities	$ 1,090,423,630	$57,600,000	–
Other Financial Instruments
Futures Contracts	$ (1,129,449)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ (1,129,449)	–	–
3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,311,449,650
Gross tax appreciation of investments	$ 100,744,904
Gross tax depreciation of investments	(264,170,924)
Net tax appreciation (depreciation) of investments	$(163,426,020)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Equity Index Fund

June 30, 2009

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.3%

AEROSPACE & DEFENSE ― 2.7%
Boeing Co. (The)	30,963	$1,315,928
General Dynamics Corp.	16,477	912,661
Goodrich Corp.	5,271	263,392
Honeywell International, Inc.	31,344	984,202
ITT Corp.	7,723	343,673
L-3 Communications Holdings, Inc.	5,053	350,577
Lockheed Martin Corp.	13,958	1,125,713
Northrop Grumman Corp.	13,771	629,059
Precision Castparts Corp.	5,972	436,135
Raytheon Co.	16,817	747,179
Rockwell Collins, Inc.	6,766	282,345
United Technologies Corp.	40,223	2,089,987
		9,480,851

AIR FREIGHT & LOGISTICS ― 1.0%
C.H. Robinson Worldwide, Inc.	7,272	379,235
Expeditors International of Washington, Inc.	9,000	300,060
FedEx Corp.	13,269	738,022
United Parcel Service, Inc., Class B	42,523	2,125,724
		3,543,041

AIRLINES ― 0.1%
Southwest Airlines Co.	31,629	212,863

AUTO COMPONENTS ― 0.2%
Goodyear Tire & Rubber Co. (The)(1)	10,498	118,208
Johnson Controls, Inc.	25,431	552,361
		670,569

AUTOMOBILES ― 0.3%
Ford Motor Co.(1)	136,528	828,725
Harley-Davidson, Inc.	10,125	164,126
		992,851

BEVERAGES ― 2.5%
Brown-Forman Corp., Class B	4,126	177,335
Coca-Cola Co. (The)	85,014	4,079,822
Coca-Cola Enterprises, Inc.	13,558	225,741
Constellation Brands, Inc., Class A(1)	8,409	106,626
Dr. Pepper Snapple Group, Inc.(1)	10,800	228,852
Molson Coors Brewing Co., Class B	6,334	268,118
Pepsi Bottling Group, Inc.	5,784	195,731
PepsiCo, Inc.	66,382	3,648,355
		8,930,580

BIOTECHNOLOGY ― 1.8%
Amgen, Inc.(1)	43,218	2,287,961
Biogen Idec, Inc.(1)	12,492	564,014
Celgene Corp.(1)	19,570	936,229
Cephalon, Inc.(1)	3,200	181,280
Genzyme Corp.(1)	11,551	643,044
Gilead Sciences, Inc.(1)	38,645	1,810,132
		6,422,660

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

BUILDING PRODUCTS(2)
Masco Corp.	15,590	$ 149,352

CAPITAL MARKETS ― 2.9%
Ameriprise Financial, Inc.	10,930	265,271
Bank of New York Mellon Corp. (The)	50,691	1,485,753
Charles Schwab Corp. (The)	40,019	701,933
E*TRADE Financial Corp.(1)	24,446	31,291
Federated Investors, Inc., Class B	3,790	91,301
Franklin Resources, Inc.	6,458	465,040
Goldman Sachs Group, Inc. (The)	21,470	3,165,537
Invesco Ltd.	17,351	309,195
Janus Capital Group, Inc.	6,917	78,854
Legg Mason, Inc.	6,182	150,717
Morgan Stanley	57,411	1,636,788
Northern Trust Corp.	10,712	575,020
State Street Corp.	20,955	989,076
T. Rowe Price Group, Inc.	10,873	453,078
		10,398,854

CHEMICALS ― 1.8%
Air Products & Chemicals, Inc.	8,930	576,789
CF Industries Holdings, Inc.	2,100	155,694
Dow Chemical Co. (The)	45,507	734,483
E.I. du Pont de Nemours & Co.	38,528	987,087
Eastman Chemical Co.	3,169	120,105
Ecolab, Inc.	7,202	280,806
International Flavors & Fragrances, Inc.	3,347	109,514
Monsanto Co.	23,236	1,727,364
PPG Industries, Inc.	7,011	307,783
Praxair, Inc.	13,146	934,286
Sigma-Aldrich Corp.	5,265	260,934
		6,194,845

COMMERCIAL BANKS ― 2.6%
BB&T Corp.	27,259	599,153
Comerica, Inc.	6,548	138,490
Fifth Third Bancorp.	30,763	218,417
First Horizon National Corp.(1)	9,033	108,396
Huntington Bancshares, Inc.	21,794	91,099
KeyCorp	29,266	153,354
M&T Bank Corp.	3,497	178,102
Marshall & Ilsley Corp.	15,048	72,230
PNC Financial Services Group, Inc.	19,423	753,807
Regions Financial Corp.	48,106	194,348
SunTrust Banks, Inc.	19,497	320,726
U.S. Bancorp.	80,915	1,449,997
Wells Fargo & Co.	199,042	4,828,759
Zions Bancorp.	5,051	58,390
		9,165,268

COMMERCIAL SERVICES & SUPPLIES ― 0.5%
Avery Dennison Corp.	4,673	120,003
Cintas Corp.	5,749	131,307
Iron Mountain, Inc.(1)	7,800	224,250
Pitney Bowes, Inc.	8,773	192,392

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

R.R. Donnelley & Sons Co.	8,710	$ 101,210
Republic Services, Inc.	13,799	336,833
Stericycle, Inc.(1)	3,700	190,661
Waste Management, Inc.	20,936	589,558
		1,886,214

COMMUNICATIONS EQUIPMENT ― 2.6%
Ciena Corp.(1)	4,113	42,570
Cisco Systems, Inc.(1)	246,163	4,588,478
Harris Corp.	5,700	161,652
JDS Uniphase Corp.(1)	9,749	55,764
Juniper Networks, Inc.(1)	22,268	525,525
Motorola, Inc.	97,256	644,807
QUALCOMM, Inc.	70,426	3,183,255
Tellabs, Inc.(1)	17,153	98,287
		9,300,338

COMPUTERS & PERIPHERALS ― 3.6%
Apple, Inc.(1)	38,004	5,412,910
Dell, Inc.(1)	73,898	1,014,619
EMC Corp.(1)	85,862	1,124,792
Hewlett-Packard Co.	101,846	3,936,348
Lexmark International, Inc., Class A(1)	3,403	53,937
NetApp, Inc.(1)	14,057	277,204
QLogic Corp.(1)	5,301	67,217
SanDisk Corp.(1)	9,763	143,418
Sun Microsystems, Inc.(1)	31,821	293,390
Teradata Corp.(1)	7,476	175,163
Western Digital Corp.(1)	9,400	249,100
		12,748,098

CONSTRUCTION & ENGINEERING ― 0.2%
Fluor Corp.	7,692	394,523
Jacobs Engineering Group, Inc.(1)	5,300	223,077
Quanta Services, Inc.(1)	8,200	189,666
		807,266

CONSTRUCTION MATERIALS ― 0.1%
Vulcan Materials Co.	5,016	216,190

CONSUMER FINANCE ― 0.6%
American Express Co.	50,449	1,172,435
Capital One Financial Corp.	19,153	419,068
Discover Financial Services	20,902	214,663
SLM Corp.(1)	20,306	208,543
		2,014,709

CONTAINERS & PACKAGING ― 0.2%
Ball Corp.	4,014	181,272
Bemis Co., Inc.	4,333	109,192
Owens-Illinois, Inc.(1)	7,100	198,871
Pactiv Corp.(1)	5,731	124,363
Sealed Air Corp.	6,828	125,976
		739,674

DISTRIBUTORS ― 0.1%
Genuine Parts Co.	6,809	228,510

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

DIVERSIFIED CONSUMER SERVICES ― 0.2%
Apollo Group, Inc., Class A(1)	4,561	$ 324,378
DeVry, Inc.	2,600	130,104
H&R Block, Inc.	14,482	249,525
		704,007

DIVERSIFIED FINANCIAL SERVICES ― 3.8%
Bank of America Corp.	345,515	4,560,798
CIT Group, Inc.	15,931	34,252
Citigroup, Inc.	236,849	703,441
CME Group, Inc.	2,860	889,775
IntercontinentalExchange, Inc.(1)	3,100	354,144
JPMorgan Chase & Co.(3)	166,814	5,690,026
Leucadia National Corp.(1)	7,700	162,393
McGraw-Hill Cos., Inc. (The)	13,417	403,986
Moody's Corp.	8,107	213,619
NASDAQ OMX Group, Inc. (The)(1)	5,900	125,729
NYSE Euronext	11,000	299,750
		13,437,913

DIVERSIFIED TELECOMMUNICATION SERVICES ― 3.1%
AT&T, Inc.	251,552	6,248,552
CenturyTel, Inc.	4,298	131,949
Embarq Corp.	6,055	254,673
Frontier Communications Corp.	13,529	96,597
Qwest Communications International, Inc.	62,688	260,155
Verizon Communications, Inc.	121,337	3,728,686
Windstream Corp.	19,120	159,843
		10,880,455

ELECTRIC UTILITIES ― 2.3%
Allegheny Energy, Inc.	7,334	188,117
American Electric Power Co., Inc.	19,887	574,535
Duke Energy Corp.	54,645	797,271
Edison International	13,917	437,829
Entergy Corp.	8,174	633,648
Exelon Corp.	28,129	1,440,486
FirstEnergy Corp.	13,030	504,913
FPL Group, Inc.	17,404	989,591
Northeast Utilities	7,100	158,401
Pepco Holdings, Inc.	9,200	123,648
Pinnacle West Capital Corp.	4,381	132,087
PPL Corp.	16,088	530,260
Progress Energy, Inc.	11,732	443,822
Southern Co. (The)	33,197	1,034,419
		7,989,027

ELECTRICAL EQUIPMENT ― 0.4%
Cooper Industries Ltd., Class A	7,229	224,461
Emerson Electric Co.	32,195	1,043,118
Rockwell Automation, Inc.	6,194	198,951
		1,466,530

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 0.5%
Agilent Technologies, Inc.(1)	15,061	305,889
Amphenol Corp., Class A	7,400	234,136
Corning, Inc.	66,361	1,065,758

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

FLIR Systems, Inc.(1)	6,400	$ 144,384
Jabil Circuit, Inc.	9,518	70,623
Molex, Inc.	6,126	95,259
		1,916,049

ENERGY EQUIPMENT & SERVICES ― 1.8%
Baker Hughes, Inc.	13,177	480,170
BJ Services Co.	12,501	170,389
Cameron International Corp.(1)	9,200	260,360
Diamond Offshore Drilling, Inc.	3,000	249,150
ENSCO International, Inc.	6,096	212,568
FMC Technologies, Inc.(1)	5,300	199,174
Halliburton Co.	38,253	791,837
Nabors Industries Ltd.(1)	12,251	190,871
National Oilwell Varco, Inc.(1)	17,786	580,891
Rowan Cos., Inc.	4,901	94,687
Schlumberger Ltd.	51,041	2,761,828
Smith International, Inc.	9,319	239,964
		6,231,889

FOOD & STAPLES RETAILING ― 3.0%
Costco Wholesale Corp.	18,441	842,754
CVS Caremark Corp.	62,105	1,979,286
Kroger Co. (The)	27,867	614,467
Safeway, Inc.	18,333	373,443
SUPERVALU, INC.	9,020	116,809
SYSCO Corp.	25,125	564,810
Walgreen Co.	42,136	1,238,799
Wal-Mart Stores, Inc.	95,477	4,624,906
Whole Foods Market, Inc.	6,083	115,455
		10,470,729

FOOD PRODUCTS ― 1.7%
Archer-Daniels-Midland Co.	27,424	734,141
Campbell Soup Co.	8,457	248,805
ConAgra Foods, Inc.	19,078	363,627
Dean Foods Co.(1)	7,642	146,650
General Mills, Inc.	13,971	782,655
H.J. Heinz Co.	13,439	479,772
Hershey Co. (The)	7,094	255,384
Hormel Foods Corp.	3,100	107,074
J.M. Smucker Co. (The)	5,064	246,414
Kellogg Co.	10,757	500,954
Kraft Foods, Inc., Class A	62,683	1,588,387
McCormick & Co., Inc.	5,652	183,860
Sara Lee Corp.	29,707	289,940
Tyson Foods, Inc., Class A	12,907	162,757
		6,090,420

GAS UTILITIES ― 0.1%
Nicor, Inc.	1,951	67,544
Questar Corp.	7,373	229,005
		296,549

HEALTH CARE EQUIPMENT & SUPPLIES ― 2.0%
Baxter International, Inc.	25,827	1,367,798
Becton, Dickinson & Co.	10,214	728,360

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Boston Scientific Corp.(1)	64,177	$ 650,755
C.R. Bard, Inc.	4,210	313,434
DENTSPLY International, Inc.	6,300	192,276
Hospira, Inc.(1)	6,936	267,175
Intuitive Surgical, Inc.(1)	1,600	261,856
Medtronic, Inc.	47,767	1,666,591
St. Jude Medical, Inc.(1)	14,723	605,115
Stryker Corp.	10,130	402,566
Varian Medical Systems, Inc.(1)	5,255	184,661
Zimmer Holdings, Inc.(1)	9,153	389,918
		7,030,505

HEALTH CARE PROVIDERS & SERVICES ― 2.1%
Aetna, Inc.	19,054	477,303
AmerisourceBergen Corp.	12,950	229,733
Cardinal Health, Inc.	15,352	469,004
CIGNA Corp.	11,558	278,432
Coventry Health Care, Inc.(1)	6,579	123,093
DaVita, Inc.(1)	4,400	217,624
Express Scripts, Inc.(1)	11,522	792,138
Humana, Inc.(1)	7,321	236,175
Laboratory Corp. of America Holdings(1)	4,663	316,105
McKesson Corp.	11,570	509,080
Medco Health Solutions, Inc.(1)	20,584	938,836
Patterson Cos., Inc.(1)	3,994	86,670
Quest Diagnostics, Inc.	6,414	361,942
Tenet Healthcare Corp.(1)	17,728	49,993
UnitedHealth Group, Inc.	50,735	1,267,360
WellPoint, Inc.(1)	20,681	1,052,456
		7,405,944

HEALTH CARE TECHNOLOGY(2)
IMS Health, Inc.	7,910	100,457

HOTELS, RESTAURANTS & LEISURE ― 1.5%
Carnival Corp.	18,699	481,873
Darden Restaurants, Inc.	5,858	193,197
International Game Technology	12,549	199,529
Marriott International, Inc., Class A	12,570	277,420
McDonald's Corp.	47,072	2,706,169
Starbucks Corp.(1)	31,408	436,257
Starwood Hotels & Resorts Worldwide, Inc.	7,909	175,580
Wyndham Worldwide Corp.	7,741	93,821
Wynn Resorts Ltd.(1)	2,938	103,711
Yum! Brands, Inc.	19,649	655,098
		5,322,655

HOUSEHOLD DURABLES ― 0.3%
Black & Decker Corp.	2,543	72,882
Centex Corp.	5,609	47,452
D.R. Horton, Inc.	11,785	110,308
Fortune Brands, Inc.	6,492	225,532
Harman International Industries, Inc.	2,642	49,670
KB Home	3,263	44,638
Leggett & Platt, Inc.	6,671	101,599
Lennar Corp., Class A	6,047	58,596

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Newell Rubbermaid, Inc.	12,040	$ 125,336
Pulte Homes, Inc.	9,192	81,165
Snap-on, Inc.	2,588	74,379
Stanley Works (The)	3,381	114,413
Whirlpool Corp.	3,150	134,064
		1,240,034

HOUSEHOLD PRODUCTS ― 2.6%
Clorox Co.	5,911	330,011
Colgate-Palmolive Co.	21,260	1,503,933
Kimberly-Clark Corp.	17,705	928,273
Procter & Gamble Co. (The)	124,391	6,356,380
		9,118,597

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.2%
AES Corp. (The)(1)	28,417	329,921
Constellation Energy Group, Inc.	8,539	226,967
Dynegy, Inc., Class A(1)	23,013	52,240
		609,128

INDUSTRIAL CONGLOMERATES ― 2.0%
3M Co.	29,656	1,782,326
General Electric Co.(3)	450,907	5,284,630
Textron, Inc.	11,288	109,042
		7,175,998

INSURANCE ― 2.3%
Aflac, Inc.	19,961	620,588
Allstate Corp. (The)	22,878	558,223
American International Group, Inc.	114,863	133,241
Aon Corp.	11,625	440,239
Assurant, Inc.	5,162	124,353
Chubb Corp.	15,006	598,439
Cincinnati Financial Corp.	6,913	154,506
Genworth Financial, Inc., Class A	18,861	131,838
Hartford Financial Services Group, Inc. (The)	14,082	167,153
Lincoln National Corp.	10,989	189,121
Loews Corp.	15,434	422,892
Marsh & McLennan Cos., Inc.	21,992	442,699
MBIA, Inc.(1)	7,425	32,150
MetLife, Inc.	34,878	1,046,689
Principal Financial Group, Inc.	13,248	249,592
Progressive Corp. (The)(1)	28,840	435,772
Prudential Financial, Inc.	19,628	730,554
Torchmark Corp.	3,634	134,603
Travelers Cos., Inc. (The)	24,932	1,023,209
Unum Group	14,382	228,099
XL Capital Ltd., Class A	14,563	166,892
		8,030,852

INTERNET & CATALOG RETAIL ― 0.4%
Amazon.com, Inc.(1)	13,727	1,148,401
Expedia, Inc.(1)	9,068	137,017
		1,285,418

INTERNET SOFTWARE & SERVICES ― 1.8%
Akamai Technologies, Inc.(1)	7,270	139,439

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

eBay, Inc.(1)	45,990	$ 787,809
Google, Inc., Class A(1)	10,250	4,321,297
VeriSign, Inc.(1)	8,224	151,979
Yahoo!, Inc.(1)	59,524	932,146
		6,332,670

IT SERVICES ― 2.7%
Affiliated Computer Services, Inc., Class A(1)	4,160	184,787
Automatic Data Processing, Inc.	21,518	762,598
Cognizant Technology Solutions Corp., Class A(1)	12,436	332,041
Computer Sciences Corp.(1)	6,438	285,203
Convergys Corp.(1)	5,533	51,346
Fidelity National Information Services, Inc.	8,263	164,930
Fiserv, Inc.(1)	6,733	307,698
International Business Machines Corp.	56,327	5,881,665
MasterCard, Inc., Class A	3,100	518,661
Paychex, Inc.	13,752	346,551
Total System Services, Inc.	8,453	113,186
Western Union Co. (The)	29,973	491,557
		9,440,223

LEISURE EQUIPMENT & PRODUCTS ― 0.1%
Eastman Kodak Co.	12,547	37,139
Hasbro, Inc.	5,284	128,084
Mattel, Inc.	15,249	244,747
		409,970

LIFE SCIENCES TOOLS & SERVICES ― 0.4%
Life Technologies Corp.(1)	7,388	308,227
Millipore Corp.(1)	2,383	167,310
PerkinElmer, Inc.	5,165	89,871
Thermo Fisher Scientific, Inc.(1)	17,852	727,826
Waters Corp.(1)	4,118	211,954
		1,505,188

MACHINERY ― 1.4%
Caterpillar, Inc.	25,633	846,914
Cummins, Inc.	8,582	302,172
Danaher Corp.	10,858	670,373
Deere & Co.	18,010	719,500
Dover Corp.	7,948	262,999
Eaton Corp.	6,989	311,779
Flowserve Corp.	2,400	167,544
Illinois Tool Works, Inc.	16,351	610,547
Manitowoc Co., Inc. (The)	5,900	31,034
PACCAR, Inc.	15,523	504,653
Pall Corp.	5,063	134,473
Parker-Hannifin Corp.	6,880	295,565
		4,857,553

MEDIA ― 2.4%
CBS Corp., Class B	29,047	201,005
Comcast Corp., Class A	122,929	1,781,241
DIRECTV Group, Inc. (The)(1)	22,539	556,939
Gannett Co., Inc.	10,383	37,067
Interpublic Group of Cos., Inc. (The)(1)	20,725	104,661
Meredith Corp.	1,653	42,234

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

New York Times Co. (The), Class A	5,277	$ 29,076
News Corp., Class A	98,231	894,885
Omnicom Group, Inc.	13,319	420,614
Scripps Networks Interactive, Inc., Class A	3,833	106,672
Time Warner Cable, Inc.	14,995	474,892
Time Warner, Inc.	51,039	1,285,673
Viacom, Inc., Class B(1)	25,853	586,863
Walt Disney Co. (The)	79,263	1,849,206
Washington Post Co. (The), Class B	243	85,580
		8,456,608

METALS & MINING ― 0.9%
AK Steel Holding Corp.	4,800	92,112
Alcoa, Inc.	41,470	428,385
Allegheny Technologies, Inc.	4,220	147,405
Freeport-McMoRan Copper & Gold, Inc.	17,610	882,437
Newmont Mining Corp.	20,899	854,142
Nucor Corp.	13,377	594,340
Titanium Metals Corp.	3,900	35,841
United States Steel Corp.	6,320	225,877
		3,260,539

MULTILINE RETAIL ― 0.8%
Big Lots, Inc.(1)	3,556	74,783
Family Dollar Stores, Inc.	5,933	167,904
J.C. Penney Co., Inc.	9,504	272,860
Kohl's Corp.(1)	13,061	558,358
Macy's, Inc.	17,984	211,492
Nordstrom, Inc.	6,960	138,434
Sears Holdings Corp.(1)	2,326	154,725
Target Corp.	32,120	1,267,776
		2,846,332

MULTI-UTILITIES ― 1.4%
Ameren Corp.	9,097	226,424
CenterPoint Energy, Inc.	14,773	163,685
CMS Energy Corp.	9,809	118,493
Consolidated Edison, Inc.	11,667	436,579
Dominion Resources, Inc.	24,922	832,893
DTE Energy Co.	7,067	226,144
Integrys Energy Group, Inc.	3,239	97,138
NiSource, Inc.	11,950	139,337
PG&E Corp.	15,584	599,049
Public Service Enterprise Group, Inc.	21,580	704,155
SCANA Corp.	5,100	165,597
Sempra Energy	10,428	517,542
TECO Energy, Inc.	9,260	110,472
Wisconsin Energy Corp.	5,000	203,550
Xcel Energy, Inc.	19,401	357,172
		4,898,230

OFFICE ELECTRONICS ― 0.1%
Xerox Corp.	36,924	239,268

OIL, GAS & CONSUMABLE FUELS ― 10.4%
Anadarko Petroleum Corp.	21,032	954,643

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Apache Corp.	14,348	$ 1,035,208
Cabot Oil & Gas Corp.	4,500	137,880
Chesapeake Energy Corp.	23,947	474,869
Chevron Corp.	85,553	5,667,886
ConocoPhillips	63,223	2,659,159
CONSOL Energy, Inc.	7,651	259,828
Denbury Resources, Inc.(1)	10,600	156,138
Devon Energy Corp.	18,994	1,035,173
El Paso Corp.	29,844	275,460
EOG Resources, Inc.	10,682	725,522
EQT Corp.	5,600	195,496
Exxon Mobil Corp.	208,220	14,556,660
Hess Corp.	12,056	648,010
Marathon Oil Corp.	30,199	909,896
Massey Energy Co.	3,800	74,252
Murphy Oil Corp.	8,138	442,056
Noble Energy, Inc.	7,400	436,378
Occidental Petroleum Corp.	34,598	2,276,894
Peabody Energy Corp.	11,420	344,427
Pioneer Natural Resources Co.	5,000	127,500
Range Resources Corp.	6,608	273,637
Southwestern Energy Co.(1)	14,700	571,095
Spectra Energy Corp.	27,441	464,302
Sunoco, Inc.	4,972	115,351
Tesoro Corp.	6,100	77,653
Valero Energy Corp.	23,701	400,310
Williams Cos., Inc. (The)	24,788	386,941
XTO Energy, Inc.	24,686	941,524
		36,624,148

PAPER & FOREST PRODUCTS ― 0.2%
International Paper Co.	18,248	276,092
MeadWestvaco Corp.	7,430	121,926
Weyerhaeuser Co.	8,974	273,079
		671,097

PERSONAL PRODUCTS ― 0.2%
Avon Products, Inc.	18,213	469,531
Estee Lauder Cos., Inc. (The), Class A	4,976	162,566
		632,097

PHARMACEUTICALS ― 7.2%
Abbott Laboratories	65,954	3,102,476
Allergan, Inc.	13,145	625,439
Bristol-Myers Squibb Co.	84,471	1,715,606
Eli Lilly & Co.	43,194	1,496,240
Forest Laboratories, Inc.(1)	12,876	323,317
Johnson & Johnson	117,591	6,679,169
King Pharmaceuticals, Inc.(1)	10,702	103,060
Merck & Co., Inc.	90,003	2,516,484
Mylan, Inc.(1)	12,990	169,520
Pfizer, Inc.	288,570	4,328,550
Schering-Plough Corp.	69,451	1,744,609
Watson Pharmaceuticals, Inc.(1)	4,570	153,963

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Wyeth	56,846	$ 2,580,240
		25,538,673

PROFESSIONAL SERVICES ― 0.2%
Dun & Bradstreet Corp.	2,300	186,783
Equifax, Inc.	5,378	140,366
Monster Worldwide, Inc.(1)	5,619	66,360
Robert Half International, Inc.	6,567	155,113
		548,622

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.9%
Apartment Investment & Management Co., Class A	5,108	45,206
AvalonBay Communities, Inc.	3,416	191,091
Boston Properties, Inc.	5,833	278,234
Equity Residential	11,695	259,980
HCP, Inc.	11,600	245,804
Health Care REIT, Inc.	4,700	160,270
Host Hotels & Resorts, Inc.	25,206	211,478
Kimco Realty Corp.	13,549	136,167
Plum Creek Timber Co., Inc.	7,022	209,115
ProLogis	19,247	155,131
Public Storage	5,377	352,086
Simon Property Group, Inc.	12,016	617,983
Ventas, Inc.	6,700	200,062
Vornado Realty Trust	6,625	298,324
		3,360,931

REAL ESTATE MANAGEMENT & DEVELOPMENT(2)
CB Richard Ellis Group, Inc., Class A(1)	9,586	89,725

ROAD & RAIL ― 0.9%
Burlington Northern Santa Fe Corp.	11,857	871,964
CSX Corp.	17,077	591,376
Norfolk Southern Corp.	15,642	589,234
Ryder System, Inc.	2,396	66,896
Union Pacific Corp.	21,476	1,118,041
		3,237,511

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 2.4%
Advanced Micro Devices, Inc.(1)	24,288	93,994
Altera Corp.	12,769	207,879
Analog Devices, Inc.	12,420	307,768
Applied Materials, Inc.	56,705	622,054
Broadcom Corp., Class A(1)	18,137	449,616
Intel Corp.	237,438	3,929,599
KLA-Tencor Corp.	7,219	182,280
Linear Technology Corp.	9,423	220,027
LSI Corp.(1)	27,978	127,580
MEMC Electronic Materials, Inc.(1)	9,556	170,192
Microchip Technology, Inc.	7,800	175,890
Micron Technology, Inc.(1)	35,158	177,899
National Semiconductor Corp.	8,449	106,035
Novellus Systems, Inc.(1)	4,263	71,192
NVIDIA Corp.(1)	22,903	258,575
Teradyne, Inc.(1)	7,674	52,644
Texas Instruments, Inc.	54,471	1,160,232

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Xilinx, Inc.	11,667	$ 238,707
		8,552,163

SOFTWARE ― 4.2%
Adobe Systems, Inc.(1)	22,416	634,373
Autodesk, Inc.(1)	9,703	184,163
BMC Software, Inc.(1)	8,010	270,658
CA, Inc.	16,797	292,772
Citrix Systems, Inc.(1)	7,829	249,667
Compuware Corp.(1)	10,705	73,436
Electronic Arts, Inc.(1)	13,748	298,607
Intuit, Inc.(1)	13,764	387,594
McAfee, Inc.(1)	6,600	278,454
Microsoft Corp.	326,474	7,760,287
Novell, Inc.(1)	14,691	66,550
Oracle Corp.	161,641	3,462,350
salesforce.com, inc.(1)	4,600	175,582
Symantec Corp.(1)	35,102	546,187
		14,680,680

SPECIALTY RETAIL ― 1.9%
Abercrombie & Fitch Co., Class A	3,747	95,136
AutoNation, Inc.(1)	4,588	79,602
AutoZone, Inc.(1)	1,569	237,092
Bed Bath & Beyond, Inc.(1)	11,038	339,418
Best Buy Co., Inc.	14,474	484,734
GameStop Corp., Class A(1)	7,100	156,271
Gap, Inc. (The)	19,958	327,311
Home Depot, Inc. (The)	72,333	1,709,229
Limited Brands, Inc.	11,536	138,086
Lowe's Cos., Inc.	62,610	1,215,260
Office Depot, Inc.(1)	11,746	53,562
O'Reilly Automotive, Inc.(1)	5,800	220,864
RadioShack Corp.	5,417	75,621
Sherwin-Williams Co. (The)	4,208	226,180
Staples, Inc.	30,451	614,197
Tiffany & Co.	5,402	136,995
TJX Cos., Inc. (The)	17,801	560,019
		6,669,577

TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
Coach, Inc.	13,664	367,288
NIKE, Inc., Class B	16,508	854,784
Polo Ralph Lauren Corp.	2,431	130,156
VF Corp.	3,769	208,614
		1,560,842

THRIFTS & MORTGAGE FINANCE ― 0.1%
Hudson City Bancorp., Inc.	22,256	295,782
People's United Financial, Inc.	15,100	227,104
		522,886

TOBACCO ― 1.7%
Altria Group, Inc.	88,152	1,444,811
Lorillard, Inc.	7,234	490,248
Philip Morris International, Inc.	83,952	3,661,986

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares/Principal Amount	Value

Reynolds American, Inc.	7,167	$ 276,790
		5,873,835

TRADING COMPANIES & DISTRIBUTORS ― 0.1%
Fastenal Co.	5,600	185,752
W.W. Grainger, Inc.	2,715	222,304
		408,056

WIRELESS TELECOMMUNICATION SERVICES ― 0.4%
American Tower Corp., Class A(1)	16,900	532,857
MetroPCS Communications, Inc.(1)	10,800	143,748
Sprint Nextel Corp.(1)	122,352	588,513
		1,265,118
TOTAL COMMON STOCKS
(Cost $316,929,729)		343,388,431
SHORT-TERM INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 2.3%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	57,530	57,530

Repurchase Agreement, Goldman Sachs Group, Inc., (collateralized by various U.S. Treasury obligations, 4.75%, 2/15/37, valued at $8,183,940), in a joint trading account at 0.01%, dated 6/30/09, due 7/1/09 (Delivery value $8,000,002)		8,000,000

U.S. Treasury Bills, 0.28%, 11/19/09(4)	$1,585,000	1,583,498
TOTAL SHORT-TERM INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS
(Cost $9,640,764)		9,641,028

TOTAL INVESTMENT SECURITIES — 100.0%
(Cost $326,570,493)		353,029,459
OTHER ASSETS AND LIABILITIES(5)		27,456
TOTAL NET ASSETS — 100.0%		$353,056,915

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
212	S&P 500 E-Mini Futures	September 2009	$9,704,300	$(200,391)

Notes to Schedule of Investments
(1)	Non-income producing.
(2)	Industry is less than 0.05% of total net assets.
(3)	Security, or a portion thereof, has been segregated for futures contracts. At period end, the aggregate value of securities pledged was $9,705,000.
(4)	The rate indicated is the yield to maturity at purchase.
(5)	Category is less than 0.05% of total net assets.

Equity Index – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$343,388,431	–	–
Temporary Cash Investments	57,530	$ 9,583,498	–
Total Value of Investment Securities	$343,445,961	$9,583,498	–
Other Financial Instruments
Futures Contracts	$ (200,391)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(200,391)	–	–

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 355,171,103
Gross tax appreciation of investments	$ 75,717,325
Gross tax depreciation of investments	(77,858,969)
Net tax appreciation (depreciation) of investments	$ (2,141,644)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Real Estate Fund

June 30, 2009

Real Estate – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 98.8%

DIVERSIFIED REITs ― 7.5%
Liberty Property Trust	709,241	$ 16,340,913
Vornado Realty Trust	849,009	38,230,875
		54,571,788

INDUSTRIAL REITs ― 8.8%
AMB Property Corp.	1,700,000	31,977,000
ProLogis	3,982,647	32,100,135
		64,077,135

MORTGAGE REITs ― 1.6%
Chimera Investment Corp.	3,226,048	11,258,907

OFFICE REITs ― 18.1%
Boston Properties, Inc.	501,955	23,943,253
Brandywine Realty Trust	1,189,000	8,858,050
Corporate Office Properties Trust	604,400	17,727,052
Digital Realty Trust, Inc.	766,450	27,477,232
Duke Realty Corp.	1,840,977	16,145,368
Highwoods Properties, Inc.	226,773	5,072,912
Kilroy Realty Corp.	451,700	9,277,918
Mack-Cali Realty Corp.	661,892	15,091,138
Parkway Properties, Inc.	139,499	1,813,487
SL Green Realty Corp.	254,722	5,843,323
		131,249,733

RESIDENTIAL REITs ― 20.8%
American Campus Communities, Inc.	904,000	20,050,720
Apartment Investment & Management Co., Class A	542,204	4,798,506
AvalonBay Communities, Inc.	502,263	28,096,592
BRE Properties, Inc.	367,600	8,734,176
Camden Property Trust	596,701	16,468,948
Equity Residential	1,307,300	29,061,279
Essex Property Trust, Inc.	137,621	8,564,155
Home Properties, Inc.	287,722	9,811,320
Mid-America Apartment Communities, Inc.	263,268	9,664,568
UDR, Inc.	1,482,779	15,317,107
		150,567,371

RETAIL REITs ― 21.8%
CBL & Associates Properties, Inc.	479,600	2,585,044
Federal Realty Investment Trust	136,500	7,032,480
Kimco Realty Corp.	2,487,158	24,995,938
Macerich Co. (The)	684,761	12,058,644
Regency Centers Corp.	299,000	10,438,090
Simon Property Group, Inc.	1,620,905	83,363,144
Tanger Factory Outlet Centers	70,771	2,295,104
Taubman Centers, Inc.	369,500	9,924,770
Weingarten Realty Investors	343,191	4,979,701
		157,672,915

SPECIALIZED REITs ― 20.2%
DiamondRock Hospitality Co.	701,270	4,389,950
Extra Space Storage, Inc.	385,506	3,218,975

Real Estate – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

HCP, Inc.	1,191,998	$ 25,258,438
Health Care REIT, Inc.	263,732	8,993,261
Host Hotels & Resorts, Inc.	3,003,789	25,201,790
LaSalle Hotel Properties	353,500	4,362,190
Nationwide Health Properties, Inc.	313,900	8,079,786
Public Storage	622,889	40,786,772
Senior Housing Properties Trust	500,470	8,167,670
Ventas, Inc.	608,300	18,163,838
		146,622,670
TOTAL COMMON STOCKS
(Cost $661,975,711)		716,020,519
TEMPORARY CASH INVESTMENTS — 1.8%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	82,419	82,419

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 5/15/39, valued at $13,412,355), in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $13,100,000)		13,100,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $13,182,419)		13,182,419

TOTAL INVESTMENT SECURITIES — 100.6%
(Cost $675,158,130)		729,202,938
OTHER ASSETS AND LIABILITIES — (0.6)%		(4,294,156)
TOTAL NET ASSETS — 100.0%		$724,908,782

Notes to Schedule of Investments
REIT	-	Real Estate Investment Trust

Real Estate – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 716,020,519	–	–
Temporary Cash Investments	82,419	$ 13,100,000	–
Total Value of Investment Securities	$ 716,102,938	$ 13,100,000	–

Real Estate – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

3. Affiliated Company Transactions

If a fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the three months ended June 30, 2009 follows:

	June 30, 2009
Company	Share Balance 3/31/09	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Share Balance	Market Value
Parkway Properties, Inc.(1)	–	$ 13,367,936	$ 11,455,404	$ (503,986)	$ 173,680	139,499	(1)

(1) Company was not an affiliate at June 30, 2009.

4. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 887,595,198
Gross tax appreciation of investments	-
Gross tax depreciation of investments	$ (158,392,260)
Net tax appreciation (depreciation) of investments	$ (158,392,260)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Mid Cap Value Fund

June 30, 2009

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 97.8%

AEROSPACE & DEFENSE ― 0.8%
DigitalGlobe, Inc.(1)	14,036	$ 269,491
Northrop Grumman Corp.	7,800	356,304
		625,795

AIRLINES ― 1.5%
Southwest Airlines Co.	180,438	1,214,348

BEVERAGES ― 1.0%
Coca-Cola Enterprises, Inc.	26,800	446,220
Pepsi Bottling Group, Inc.	10,700	362,088
		808,308

CAPITAL MARKETS ― 4.1%
AllianceBernstein Holding LP	24,000	482,160
Ameriprise Financial, Inc.	50,483	1,225,222
Invesco Ltd.	23,230	413,959
Legg Mason, Inc.	16,700	407,146
Northern Trust Corp.	14,989	804,610
		3,333,097

CHEMICALS ― 1.7%
International Flavors & Fragrances, Inc.	24,298	795,031
Minerals Technologies, Inc.	11,670	420,353
Olin Corp.	15,100	179,539
		1,394,923

COMMERCIAL BANKS ― 2.0%
Associated Banc-Corp.	31,432	392,900
Commerce Bancshares, Inc.	38,330	1,220,044
		1,612,944

COMMERCIAL SERVICES & SUPPLIES ― 6.5%
IESI-BFC Ltd.	88,083	1,026,167
IESI-BFC Ltd. (Toronto)	19,058	219,557
Pitney Bowes, Inc.	38,700	848,691
Republic Services, Inc.	58,898	1,437,700
Waste Connections, Inc.(1)	6,400	165,824
Waste Management, Inc.	56,596	1,593,743
		5,291,682

COMPUTERS & PERIPHERALS ― 1.4%
Diebold, Inc.	26,514	698,909
QLogic Corp.(1)	32,000	405,760
		1,104,669

CONSTRUCTION MATERIALS ― 0.3%
Vulcan Materials Co.	5,193	223,818

CONTAINERS & PACKAGING ― 0.9%
Bemis Co., Inc.	30,040	757,008

DISTRIBUTORS ― 1.6%
Genuine Parts Co.	37,856	1,270,447

DIVERSIFIED ― 1.0%
iShares Russell Midcap Value Index Fund	27,800	805,088

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

DIVERSIFIED FINANCIAL SERVICES ― 0.6%
McGraw-Hill Cos., Inc. (The)	15,800	$ 475,738

DIVERSIFIED TELECOMMUNICATION SERVICES ― 1.6%
BCE, Inc.	10,925	225,422
Embarq Corp.	14,000	588,840
Iowa Telecommunications Services, Inc.	36,685	458,930
		1,273,192

ELECTRIC UTILITIES ― 6.6%
American Electric Power Co., Inc.	23,791	687,322
Great Plains Energy, Inc.	15,082	234,525
IDACORP, Inc.	69,379	1,813,567
Northeast Utilities	19,230	429,021
Portland General Electric Co.	50,571	985,123
Westar Energy, Inc.	65,831	1,235,648
		5,385,206

ELECTRICAL EQUIPMENT ― 0.8%
Hubbell, Inc., Class B	20,200	647,612

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS ― 2.4%
AVX Corp.	53,627	532,516
Littelfuse, Inc.(1)	21,429	427,723
Molex, Inc.	63,358	985,217
		1,945,456

ENERGY EQUIPMENT & SERVICES ― 1.0%
Cameron International Corp.(1)	28,900	817,870

FOOD & STAPLES RETAILING ― 1.1%
Costco Wholesale Corp.	20,300	927,710

FOOD PRODUCTS ― 6.4%
Campbell Soup Co.	54,500	1,603,390
ConAgra Foods, Inc.	62,907	1,199,007
General Mills, Inc.	7,600	425,752
H.J. Heinz Co.	35,700	1,274,490
Hershey Co. (The)	6,606	237,816
Kellogg Co.	9,900	461,043
		5,201,498

GAS UTILITIES ― 3.5%
AGL Resources, Inc.	22,900	728,220
Southwest Gas Corp.	91,020	2,021,554
WGL Holdings, Inc.	2,553	81,747
		2,831,521

HEALTH CARE EQUIPMENT & SUPPLIES ― 4.5%
Beckman Coulter, Inc.	24,655	1,408,787
Boston Scientific Corp.(1)	22,000	223,080
Covidien plc	6,700	250,848
STERIS Corp.	8,300	216,464
Symmetry Medical, Inc.(1)	74,262	692,122
Zimmer Holdings, Inc.(1)	21,100	898,860
		3,690,161

HEALTH CARE PROVIDERS & SERVICES ― 2.1%
Cardinal Health, Inc.	20,700	632,385

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

LifePoint Hospitals, Inc.(1)	10,200	$ 267,750
Patterson Cos., Inc.(1)	27,400	594,580
Universal Health Services, Inc., Class B	4,702	229,693
		1,724,408

HEALTH CARE TECHNOLOGY ― 0.8%
IMS Health, Inc.	49,200	$624,840

HOTELS, RESTAURANTS & LEISURE ― 2.6%
International Speedway Corp., Class A	49,515	1,268,079
Speedway Motorsports, Inc.	59,175	814,248
		2,082,327

HOUSEHOLD DURABLES ― 1.1%
Fortune Brands, Inc.	24,000	833,760
Whirlpool Corp.	2,400	102,144
		935,904

HOUSEHOLD PRODUCTS ― 3.7%
Clorox Co.	4,200	234,486
Kimberly-Clark Corp.	52,295	2,741,827
		2,976,313

INSURANCE ― 9.5%
Aon Corp.	56,900	2,154,803
Chubb Corp.	35,400	1,411,752
HCC Insurance Holdings, Inc.	18,191	436,766
Marsh & McLennan Cos., Inc.	132,535	2,667,930
Transatlantic Holdings, Inc.	6,925	300,060
Travelers Cos., Inc. (The)	18,200	746,928
		7,718,239

IT SERVICES ― 0.1%
Accenture Ltd., Class A	3,100	103,726

LEISURE EQUIPMENT & PRODUCTS ― 1.4%
Hasbro, Inc.	6,600	159,984
Mattel, Inc.	62,000	995,100
		1,155,084

MACHINERY ― 2.6%
Altra Holdings, Inc.(1)	140,934	1,055,596
Dover Corp.	10,600	350,754
Kaydon Corp.	21,100	687,016
		2,093,366

METALS & MINING ― 1.1%
Newmont Mining Corp.	20,978	857,371

MULTI-UTILITIES ― 4.6%
Wisconsin Energy Corp.	66,560	2,709,657
Xcel Energy, Inc.	54,797	1,008,813
		3,718,470

OIL, GAS & CONSUMABLE FUELS ― 4.2%
Apache Corp.	11,148	804,328
EOG Resources, Inc.	6,000	407,520
EQT Corp.	42,842	1,495,614
Noble Energy, Inc.	12,000	707,640
		3,415,102

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

PAPER & FOREST PRODUCTS ― 0.8%
MeadWestvaco Corp.	13,848	$ 227,246
Weyerhaeuser Co.	13,306	404,901
		632,147

PERSONAL PRODUCTS ― 0.6%
Estee Lauder Cos., Inc. (The), Class A	15,500	506,385

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 3.8%
Annaly Capital Management, Inc.	5,100	77,214
Boston Properties, Inc.	16,758	799,357
Cypress Sharpridge Investments, Inc.(1)	7,819	93,046
Government Properties Income Trust(1)	43,258	888,087
Host Hotels & Resorts, Inc.	69,545	583,482
Public Storage	7,600	497,648
Rayonier, Inc.	4,488	163,139
		3,101,973

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 1.9%
Applied Materials, Inc.	50,900	558,373
KLA-Tencor Corp.	18,300	462,075
Teradyne, Inc.(1)	71,300	489,118
		1,509,566

SOFTWARE ― 0.5%
Synopsys, Inc.(1)	20,435	398,687

SPECIALTY RETAIL ― 2.4%
Lowe's Cos., Inc.	65,400	1,269,414
PetSmart, Inc.	32,200	691,012
		1,960,426

THRIFTS & MORTGAGE FINANCE ― 2.7%
People's United Financial, Inc.	116,833	1,757,168
Washington Federal, Inc.	35,527	461,851
		2,219,019
TOTAL COMMON STOCKS
(Cost $74,584,826)		79,371,444
TEMPORARY CASH INVESTMENTS — 2.8%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	64,189	64,189
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 5/15/39, valued at $ 2,252,457), in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $2,200,000)		2,200,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,264,189)		2,264,189

TOTAL INVESTMENT SECURITIES — 100.6%
(Cost $76,849,015)		81,635,633
OTHER ASSETS AND LIABILITIES — (0.6)%		(471,289)
TOTAL NET ASSETS — 100.0%		$81,164,344

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
1,398,064	CAD for USD	7/31/09	$1,202,063	$11,945
(Value on Settlement Date $1,214,008)

Notes to Schedule of Investments
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

NT Mid Cap Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$78,926,465	$ 444,979	–
Temporary Cash Investments	64,189	2,200,000	–
Total Value of Investment Securities	$78,990,654	$2,644,979	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$11,945	–
Total Unrealized Gain (Loss) on Other Financial Instruments	–	$11,945	–

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 85,414,509
Gross tax appreciation of investments	-
Gross tax depreciation of investments	$ (3,778,876)
Net tax appreciation (depreciation) of investments	$ (3,778,876)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

NT Large Company Value Fund

June 30, 2009

NT Large Company Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

COMMON STOCKS — 95.7%

AEROSPACE & DEFENSE ― 1.2%
Northrop Grumman Corp.	45,500	$ 2,078,440

BEVERAGES ― 2.1%
Coca-Cola Co. (The)	68,200	3,272,918
Pepsi Bottling Group, Inc.	15,000	507,600
		3,780,518

BIOTECHNOLOGY ― 1.2%
Amgen, Inc.(1)	40,600	2,149,364

CAPITAL MARKETS ― 4.0%
Ameriprise Financial, Inc.	49,951	1,212,311
Bank of New York Mellon Corp. (The)	67,900	1,990,149
Goldman Sachs Group, Inc. (The)	16,400	2,418,016
Morgan Stanley	51,100	1,456,861
		7,077,337

CHEMICALS ― 2.0%
E.I. du Pont de Nemours & Co.	72,500	1,857,450
PPG Industries, Inc.	38,700	1,698,930
		3,556,380

COMMERCIAL BANKS ― 3.8%
PNC Financial Services Group, Inc.	19,600	760,676
U.S. Bancorp.	77,500	1,388,800
Wells Fargo & Co.	192,251	4,664,009
		6,813,485

COMMERCIAL SERVICES & SUPPLIES ― 1.8%
Avery Dennison Corp.	24,200	621,456
Pitney Bowes, Inc.	33,500	734,655
R.R. Donnelley & Sons Co.	71,800	834,316
Waste Management, Inc.	37,000	1,041,920
		3,232,347

COMMUNICATIONS EQUIPMENT ― 0.7%
Cisco Systems, Inc.(1)	70,700	1,317,848

COMPUTERS & PERIPHERALS ― 1.1%
Hewlett-Packard Co.	50,700	1,959,555

DIVERSIFIED ― 1.4%
Standard & Poor's 500 Depositary Receipt, Series 1	27,000	2,481,840

DIVERSIFIED CONSUMER SERVICES ― 0.6%
H&R Block, Inc.	63,500	1,094,105

DIVERSIFIED FINANCIAL SERVICES ― 5.8%
Bank of America Corp.	315,700	4,167,240
JPMorgan Chase & Co.	183,600	6,262,596
		10,429,836

DIVERSIFIED TELECOMMUNICATION SERVICES ― 6.4%
AT&T, Inc.(2)	278,000	6,905,520
Embarq Corp.	11,700	492,102
Verizon Communications, Inc.	134,200	4,123,966
		11,521,588

NT Large Company Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

ELECTRIC UTILITIES ― 3.0%
Exelon Corp.	57,100	$ 2,924,091
PPL Corp.	73,900	2,435,744
		5,359,835

ENERGY EQUIPMENT & SERVICES ― 0.8%
Diamond Offshore Drilling, Inc.	4,600	382,030
National Oilwell Varco, Inc.(1)	33,100	1,081,046
		1,463,076

FOOD & STAPLES RETAILING ― 3.5%
Kroger Co. (The)	66,400	1,464,120
SYSCO Corp.	38,200	858,736
Walgreen Co.	60,100	1,766,940
Wal-Mart Stores, Inc.	45,300	2,194,332
		6,284,128

FOOD PRODUCTS ― 0.9%
Unilever NV New York Shares	69,300	1,675,674

HEALTH CARE EQUIPMENT & SUPPLIES ― 0.7%
Medtronic, Inc.	34,300	1,196,727

HEALTH CARE PROVIDERS & SERVICES ― 0.8%
Aetna, Inc.	16,200	405,810
Quest Diagnostics, Inc.	17,700	998,811
		1,404,621

HOTELS, RESTAURANTS & LEISURE ― 0.6%
Darden Restaurants, Inc.	11,000	362,780
Starbucks Corp.(1)	46,600	647,274
		1,010,054

HOUSEHOLD DURABLES ― 0.7%
Newell Rubbermaid, Inc.	122,300	1,273,143

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS ― 0.7%
NRG Energy, Inc.(1)	47,000	1,220,120

INDUSTRIAL CONGLOMERATES ― 3.6%
General Electric Co.	472,700	5,540,044
Tyco International Ltd.	37,500	974,250
		6,514,294

INSURANCE ― 3.8%
Allstate Corp. (The)	85,100	2,076,440
Chubb Corp.	20,300	809,564
Loews Corp.	30,800	843,920
Torchmark Corp.	29,500	1,092,680
Travelers Cos., Inc. (The)	47,400	1,945,296
		6,767,900

IT SERVICES ― 1.6%
Fiserv, Inc.(1)	20,800	950,560
International Business Machines Corp.	18,900	1,973,538
		2,924,098

MACHINERY ― 2.6%
Dover Corp.	45,300	1,498,977
Ingersoll-Rand Co. Ltd., Class A(1)	77,800	1,626,020
Parker-Hannifin Corp.	34,900	1,499,304
4,624,301

NT Large Company Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

MEDIA ― 4.0%
CBS Corp., Class B	147,200	$ 1,018,624
Comcast Corp., Class A	103,000	1,492,470
Time Warner Cable, Inc.	24,900	788,583
Time Warner, Inc.	85,800	2,161,302
Viacom, Inc., Class B(1)	70,600	1,602,620
		7,063,599

METALS & MINING ― 0.5%
Nucor Corp.	20,600	915,258

MULTILINE RETAIL ― 0.6%
Kohl's Corp.(1)	24,600	1,051,650

MULTI-UTILITIES ― 0.4%
PG&E Corp.	19,200	738,048

OFFICE ELECTRONICS ― 0.3%
Xerox Corp.	86,900	563,112

OIL, GAS & CONSUMABLE FUELS ― 15.1%
Apache Corp.	18,800	1,356,420
Chevron Corp.	94,700	6,273,875
ConocoPhillips	117,100	4,925,226
Devon Energy Corp.	15,800	861,100
Exxon Mobil Corp.	126,400	8,836,624
Occidental Petroleum Corp.	7,100	467,251
Royal Dutch Shell plc ADR	87,400	4,386,606
		27,107,102

PAPER & FOREST PRODUCTS ― 0.3%
International Paper Co.	29,700	449,361

PHARMACEUTICALS ― 13.0%
Abbott Laboratories	35,200	1,655,808
Eli Lilly & Co.	64,900	2,248,136
Johnson & Johnson	103,000	5,850,400
Merck & Co., Inc.	114,400	3,198,624
Pfizer, Inc.	428,200	6,423,000
Wyeth	86,100	3,908,079
		23,284,047

REAL ESTATE INVESTMENT TRUSTS (REITs) ― 0.6%
Host Hotels & Resorts, Inc.	30,300	254,217
Simon Property Group, Inc.	15,738	809,405
		1,063,622

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT ― 0.7%
Applied Materials, Inc.	37,800	414,666
Intel Corp.	53,900	892,045
		1,306,711

SOFTWARE ― 2.0%
Microsoft Corp.	87,500	2,079,875
Oracle Corp.	72,700	1,557,234
		3,637,109

SPECIALTY RETAIL ― 2.4%
Best Buy Co., Inc.	14,000	468,860
Gap, Inc. (The)	60,100	985,640
Home Depot, Inc. (The)	71,300	1,684,819

NT Large Company Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)
Shares	Value

Staples, Inc.	57,000	$ 1,149,690
		4,289,009

TEXTILES, APPAREL & LUXURY GOODS ― 0.4%
VF Corp.	13,800	763,830

TOTAL COMMON STOCKS
(Cost $185,586,141)		171,443,072
TEMPORARY CASH INVESTMENTS - SEGREGATED FOR FUTURES CONTRACTS — 3.6%

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 5/15/39, valued at $6,655,037), in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $6,500,050) (Cost $6,500,050)		6,500,050
TEMPORARY CASH INVESTMENTS — 0.5%

JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	31,179	31,179

Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 4.25%, 5/15/39, valued at $921,408), in a joint trading account at 0.001%, dated 6/30/09, due 7/1/09 (Delivery value $899,950)(2)		899,950
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $931,129)		931,129

TOTAL INVESTMENT SECURITIES — 99.8%
(Cost $193,017,320)		178,874,251
OTHER ASSETS AND LIABILITIES — 0.2%		290,568
TOTAL NET ASSETS — 100.0%		$179,164,819

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
142	S&P 500 E-Mini Futures	September 2009	$6,500,050	$(18,382)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $6,500,050.

NT Large Company Value – Schedule of Investments

JUNE 30, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data
         (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of June 30, 2009:

	Level 1	Level 2	Level 3
Investment Securities
Common Stocks	$ 171,443,072	–	–
Temporary Cash Investments	31,179	$ 7,400,000	–
Total Value of Investment Securities	$ 171,474,251	$ 7,400,000	–
Other Financial Instruments
Futures Contracts	$ (18,382)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$ (18,382)	–	–

3. Federal Tax Information

As of June 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 198,360,716
Gross tax appreciation of investments	$ 3,773,497
Gross tax depreciation of investments	(23,259,962)
Net tax appreciation (depreciation) of investments	$ (19,486,465)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	August 28, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	August 28, 2009